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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

[Evergreen Fixed Income Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for five of its series, Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund, Evergreen U.S. Government Fund, for the year ended April 30, 2006. These five series have an April 30 fiscal year end.

Date of reporting period: April 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Diversified Bond Fund

Evergreen

DIVERSIFIED BOND FUND

Annual Report
as of April 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENTS OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Diversified Bond Fund, covering the five-month period ended April 30, 2006.

Fixed-income investors encountered a formidable series of challenges over the past year. As the domestic economy demonstrated its resilience and corporate profits grew steadily, the Federal Reserve Board (“Fed”) remained vigilant against the possibility of renewed inflation. Concerned about rapidly rising energy prices and the prospect of increased government spending, the Fed continued to tighten monetary policy, raising the target for the federal funds rate at each monetary policy meeting over the course of the period. Longer-term rates, however, showed more stability, resulting in a flattening of the yield curve. Not surprisingly, the fixed income markets were buffeted by periods of volatility, which affected securities of different maturities and sectors. The experience over the twelve months demonstrated, once again, the importance of asset allocation. We continue to recommend that investors extend the diversification process within an asset class, along with diversifying within Evergreen’s fixed income funds.

Over the past twelve months, reports on the economy delivered confusing and sometimes contradictory signals. While many observers had anticipated that growth would moderate, the expansion showed surprising durability, especially in the third quarter of 2005 and the first quarter of 2006, with Gross Domestic Product (“GDP”) growing at more than 4%. The final quarter of 2005 suggested a somewhat different scenario, however, as GDP growth barely

LETTER TO SHAREHOLDERS continued

exceeded 1.5%, held back by the hurricanes and the lag effects of higher energy prices and tighter monetary policy. The conflicting data contributed to uncertainty, which led to periodic volatility throughout the financial markets. While many observers debated whether or not short-term volatility might be a precursor of a weakening of the economy, Evergreen’s Investment Strategy Committee focused on the variety of signals pointing to the health of the economy. These included the persistence of personal consumption, driven by record levels of household net worth and low unemployment levels, and the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead to a period of more sustainable, less-inflationary, economic expansion. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

In an environment in which Treasuries and highly interest-rate sensitive securities were vulnerable to interim volatility, Evergreen U.S. Government Fund focused on mortgages and underweighted Treasuries. At the same time, the team supervising Evergreen Institutional Mortgage Portfolio emphasized collateralized mortgages and asset-backed securities with competitive yields and more predictable cash flows. Managers of Evergreen Core Bond Fund sought to protect investors against a flattening of the yield curve by underweighting intermediate-term securities. Core Bond Fund pursued a bar-belled strategy, with greater focus on higher quality issues of either shorter-term or longer-term maturities. Evergreen Diversified Bond Fund’s allocation to lower-rated, higher-yielding securities was increased during the period to capture some of the strong performance of the high-yield sector. Both Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund were positioned

LETTER TO SHAREHOLDERS continued

somewhat defensively, focusing on the upper quality tiers of the high-yield market. In the management of Evergreen Strategic Income Fund, the investment team reduced overall portfolio risk by increasing the emphasis on domestic government securities and high-grade foreign sovereign debt.

As always, we continue to encourage investors to maintain well-diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Richard M. Cryan

• Douglas Williams, CFA

• Noel McElreath, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972

	Class A	Class B	Class C	Class I
Class inception date	5/20/2005	5/20/2005	5/20/2005	11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

5-month return with sales charge	-4.31%	-4.77%	-0.84%	N/A

5-month return w/o sales charge	0.43%	0.14%	0.14%	0.55%

Average annual return*

1-year with sales charge	-3.35%	-3.97%	-0.15%	N/A

1-year w/o sales charge	1.47%	0.81%	0.81%	1.77%

5-year	5.38%	5.95%	6.26%	6.47%

10-year	5.90%	6.35%	6.35%	6.45%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor closed-end fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Diversified Bond Fund Class A shares versus a similar investment in the Lehman Brothers Corporate Bond Index (LBCBI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B), the LBCBI/MLHYCPBB-B Blend Index and the Consumer Price Index (CPI).

The LBCBI, the MLHYCPBB-B and the LBCBI/MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.43% for the five-month period ended April 30, 2006, excluding any applicable sales charges. During the same period, the LBCBI returned -0.52%, the MLHYCPBB-B† returned 3.85% and the LBCBI/MLHYCPBB-B Blend Index returned 0.34% .

The fund seeks maximum income without undue risk of principal.

The fund, whose fiscal year has been changed from November to April, beat the performance of its benchmark, the LBCBI, but lagged its other benchmark, the MLHYCPBB-B. This report focuses on the five-month period since the end of its prior fiscal period, on November 30, 2005. Shortly before the period began, we increased our exposure to the high-yield market, raising the target allocation to about 20% of assets. This decision helped performance substantially as lower-rated bonds outperformed. Early in 2006, we decided to lock in some of the earnings from our high-yield investments and lowered the allocation to approximately 17% of assets—still a relatively aggressive positioning. The overall market was favorable for investment grade corporate securities—the principal focus of our investment strategy. As the spreads—or differences in yields—between corporate securities and high-grade bonds tightened during the five months, corporate bonds outperformed government bonds, whose prices came under pressure as yields increased. Our principal challenge during the five months was to find attractive bonds that offered good relative value. However, because we place a great deal of emphasis on independent research by our team of fixed-income analysts, we were able to find some selected opportunities in private placements, priced more attractively because of their limited liquidity. At the same time, we reduced our exposure to bonds of homebuilders, which we thought were vulnerable to increasing interest rates and we also pared back our holdings in some hybrid securities when insurance regulators questioned their suitability.

Within our high-yield investments, we overweighted bonds of basic materials companies, including chemical, coal and steel producers, where we saw industries gaining stronger pricing power over their products. We also overweighted cyclical services companies, including hotels and gaming casinos. At the same time, we de-emphasized auto parts companies and telecommunications companies.

We kept the investment-grade portfolio’s duration, or sensitivity to interest rates shorter than that of the LBCBI, and this helped support performance during a period when interest rates were rising. Our individual investment-grade investments performed well overall, helped by the favorable backdrop and by good security selection by our analysts. Among the few disappointments were some foreign-denominated investments, whose dollar value fell as the currencies in which they were denominated declined in value relative to the dollar. Our investments in the automotive industry helped, as did some airline bonds.

In our high-yield portfolio, our highest yielding securities tended to turn in the best performance, consistent with overall market trends. Individual issues that performed well included bonds of GMAC, the auto finance unit of General Motors that performed well despite being downgraded from investment-grade in 2005; Mediacom, a cable company whose prospects improved as it offered bundled services in response to competitive pressure from the satellite broadcast industry; and AK Steel, which was sold during the period. However, bonds of some Canadian paper companies turned in disappointing results, hurt by a strengthening Canadian dollar which put pressure on their cash flows.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations. The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to April 30, 2006. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,004.28	$3.98*
Class B	$ 1,000.00	$ 1,001.38	$6.91*
Class C	$ 1,000.00	$ 1,001.38	$6.91*
Class I	$ 1,000.00	$ 1,005.52	$2.78*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.03	$4.81**
Class B	$ 1,000.00	$ 1,016.51	$8.35**
Class C	$ 1,000.00	$ 1,016.51	$8.35**
Class I	$ 1,000.00	$ 1,021.47	$3.36**

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.96% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 151 / 365 days.
**	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.96% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
	April 30,	November 30,
CLASS A	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.33	0.41[4]
Net realized and unrealized gains or losses on investments	(0.27)	(0.28)

Total from investment operations	0.06	0.13

Distributions to shareholders from
Net investment income	(0.34)	(0.43)

Net asset value, end of period	$ 14.25	$ 14.53

Total return[5]	0.43%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$213,268	$226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.96%[6]	0.97%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.19%[6]	1.15%[6]
Net investment income (loss)	5.43%[6]	5.28%[6]
Portfolio turnover rate	30%	55%

[1] For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
[2] Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities
Fund became the accounting and performance survivor in this transaction. Class A shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class A shares commenced on May 20, 2005.
[3] For the period from May 20, 2005 (commencement of class operations), to November 20, 2005.
[4] Net investment income (loss) per share is based on average shares outstanding during the period.
[5] Excluding applicable sales charges
[6] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
	April 30,	November 30,
CLASS B	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	(0.26)	(0.28)

Total from investment operations	0.02	0.08

Distributions to shareholders from
Net investment income	(0.30)	(0.38)

Net asset value, end of period	$ 14.25	$ 14.53

Total return[5]	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,277	$20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.89%[6]	1.85%[6]
Net investment income (loss)	4.72%[6]	4.58%[6]
Portfolio turnover rate	30%	55%

[1] For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
[2] For the period from May 20, 2005 (commencement of class operations), to November 20, 2005.
[3] Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities
Fund became the accounting and performance survivor in this transaction. Class B shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class B shares commenced on May 20, 2005.
[4] Net investment income (loss) per share is based on average shares outstanding during the period.
[5] Excluding applicable sales charges
[6] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
	April 30,	November 30,
CLASS C	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	(0.26)	(0.28)

Total from investment operations	0.02	0.08

Distributions to shareholders from
Net investment income	(0.30)	(0.38)

Net asset value, end of period	$ 14.25	$ 14.53

Total return[5]	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,972	$27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.89%[6]	1.85%[6]
Net investment income (loss)	4.72%[6]	4.58%[6]
Portfolio turnover rate	30%	55%

[1] For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
[2] For the period from May 20, 2005 (commencement of class operations), to November 20, 2005.
[3] Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities
Fund became the accounting and performance survivor in this transaction. Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.
[4] Net investment income (loss) per share is based on average shares outstanding during the period.
[5] Excluding applicable sales charges
[6] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended November 30,
	April 30,
CLASS I	2006[1]	2005[2]	2004[2]	2003[2]	2002[2,3]	2001[2]

Net asset value, beginning of period	$ 14.53	$ 15.14	$ 15.14	$ 14.27	$ 14.88	$ 14.50

Income from investment operations
Net investment income (loss)	0.34	0.79[4]	0.93	0.95	1.00	1.10
Net realized and unrealized gains or losses on investments	(0.26)	(0.41)	0.02	0.91	(0.56)	0.39

Total from investment operations	0.08	0.38	0.95	1.86	0.44	1.49

Distributions to shareholders from
Net investment income	(0.36)	(0.86)	(0.95)	(0.99)	(1.05)	(1.11)
Tax basis return of capital	0	(0.13)[5]	0	0	0	0

Total distributions to shareholders	(0.36)	(0.99)	(0.95)	(0.99)	(1.05)	(1.11)

Net asset value, end of period	$ 14.25	$ 14.53	$ 15.14	$ 15.14	$ 14.27	$ 14.88

Total return	0.55%	2.82%	6.47%	13.43%	3.06%	10.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,711	$65,893	$97,235	$97,277	$91,666	$94,577
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%[6]	0.79%	0.94%	0.91%	1.01%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	0.89%[6]	0.88%	0.97%	0.94%	1.01%	0.98%
Net investment income (loss)	5.72%[6]	5.50%	6.10%	6.43%	6.96%	7.43%
Portfolio turnover rate	30%	55%	23%	45%	40%	63%

[1] For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
[2] Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 23, 2005 are those of
Vestaur Securities Fund. The per share information has been restated to give effect to this transaction. Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.
3 As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment
Companies, and began amortizing premium and accreting discount on its fixed-income securities. The effects of this change for the year ended November 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of
$0.03; and a decrease in the ratio of net investment income to average net assets of 0.25%. The above per share information, ratios and supplemental data for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.
[4] Net investment income (loss) per share is based on average shares outstanding during the period.
[5] Return of capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.
[6] Annualized
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
FIXED-RATE 1.6%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $4,973,432)	$ 4,968,464	$4,925,983

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.3%
FIXED-RATE 0.3%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	27,700	28,562
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	427,945	443,928
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	292,397	302,632

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $805,780)		775,122

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FIXED-RATE 0.5%
FHLMC:
6.00%, 01/01/2032	8,732	8,727
6.50%, 09/25/2043	175,934	178,488
7.50%, 09/01/2013 - 08/25/2042	277,486	285,707
9.00%, 12/01/2016	213,534	228,069
9.50%, 12/01/2022	30,109	32,665
FNMA:
9.00%, 02/01/2025 - 09/01/2030	261,835	283,803
10.00%, 09/01/2010 - 04/01/2021	155,880	170,117
GNMA:
8.00%, 03/15/2022 - 08/15/2024	118,234	126,273
8.25%, 05/15/2020	83,548	89,388
8.50%, 09/15/2024 - 01/15/2027	87,968	95,349
9.00%, 12/15/2019	63,370	68,386
9.50%, 09/15/2019	28,137	30,981
10.00%, 01/15/2019 - 03/15/2020	52,786	58,211

Total Agency Mortgage-Backed Pass Through Securities
(cost $1,626,963)		1,656,164

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	455,023	477,124
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	153,029	159,828

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $652,372)		636,952

ASSET-BACKED SECURITIES 2.7%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%,
02/25/2018	122,036	121,675
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	473,946	474,924
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.51%, 07/07/2040 144A	3,343,803	3,342,889
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	913,827	917,377

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Railcar Leasing, LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	$2,500,000	$2,599,088
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.65%, 01/25/2035 144A	1,000,000	1,020,780

Total Asset-Backed Securities (cost $8,608,832)		8,476,733

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.3%
FIXED-RATE 4.3%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,269,076
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2001-CIBC, Class C,
6.63%, 04/15/2033	5,000,000	5,223,207
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class C, 6.975%, 09/15/2034	4,000,000	4,262,665
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035
144A	1,042,000	1,045,847

Total Commercial Mortgage-Backed Securities (cost $14,336,266)		13,800,795

CORPORATE BONDS 72.2%
CONSUMER DISCRETIONARY 11.2%
Automobiles 0.4%
DaimlerChrysler AG, 7.45%, 03/01/2027	939,000	971,728
General Motors Corp., 8.38%, 07/15/2033	350,000	262,500

		1,234,228

Diversified Consumer Services 0.3%
Service Corporation International:
7.50%, 06/15/2017 144A	775,000	763,375
7.70%, 04/15/2009	250,000	257,500

		1,020,875

Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	520,581
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	700,000	691,250
Las Vegas Sands Corp., 6.375%, 02/15/2015	785,000	757,525
McDonald’s Corp., 7.31%, 09/15/2027	4,200,000	4,216,267
MGM MIRAGE, Inc., 5.875%, 02/27/2014	700,000	653,625
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	200,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	200,000	216,000
Station Casinos, Inc., 6.50%, 02/01/2014	400,000	391,000
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	264,375

		7,910,623

Household Durables 0.6%
Centex Corp., 7.875%, 02/01/2011	500,000	539,104
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	750,000	711,245
Meritage Homes Corp., 6.25%, 03/15/2015	275,000	248,875
WCI Communities, 6.625%, 03/15/2015	600,000	526,500

		2,025,724

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 4.1%
Comcast Corp., 5.90%, 03/15/2016	$ 2,000,000	$1,954,016
Cox Communications, Inc., 7.875%, 08/15/2009	2,000,000	2,120,544
CSC Holdings, Inc., 7.625%, 04/01/2011	700,000	715,750
Emmis Communications Corp., 6.875%, 05/15/2012	750,000	734,062
Lamar Media Corp., 6.625%, 08/15/2015	750,000	733,125
LIN TV Corp., 6.50%, 05/15/2013	850,000	790,500
Mediacom Communications Corp., 9.50%, 01/15/2013	550,000	565,125
MediaNews Group, Inc., 6.375%, 04/01/2014	425,000	378,250
News America Holdings, Inc., 7.70%, 10/30/2025	2,000,000	2,147,746
R.H. Donnelley Corp., 10.875%, 12/15/2012	575,000	641,125
Time Warner, Inc., 9.125%, 01/15/2013	2,000,000	2,305,332

		13,085,575

Multi-line Retail 0.3%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	900,000	932,341

Specialty Retail 2.8%
Central Garden & Pet Co., 9.125%, 02/01/2013	650,000	693,875
Home Depot, Inc., 5.40%, 03/01/2016	7,000,000	6,830,649
Payless ShoeSource, Inc., 8.25%, 08/01/2013	750,000	791,250
United Auto Group, Inc., 9.625%, 03/15/2012	750,000	801,562

		9,117,336

Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	259,375
Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	290,813

		550,188

CONSUMER STAPLES 3.0%
Beverages 0.3%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	535,961
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	517,500

		1,053,461

Food & Staples Retailing 1.3%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	740,000	756,650
Ingles Markets, Inc., 8.875%, 12/01/2011	750,000	787,500
Rite Aid Corp., 8.125%, 05/01/2010	775,000	796,313
Safeway, Inc., 7.25%, 02/01/2031	1,500,000	1,562,568
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	354,251

		4,257,282

Food Products 1.2%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	450,000	463,500
Corn Products International, Inc., 8.45%, 08/15/2009	2,000,000	2,156,912
Dean Foods Co., 6.625%, 05/15/2009	750,000	753,750
Del Monte Foods Co., 6.75%, 02/15/2015	500,000	480,000

		3,854,162

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 0.2%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	$450,000	$436,500

ENERGY 5.6%
Energy Equipment & Services 0.5%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	450,000	435,375
Offshore Logistics, Inc., 6.125%, 06/15/2013	700,000	661,500
PHI, Inc., 7.125%, 04/15/2013 144A	350,000	348,250
SESI, LLC, 8.875%, 05/15/2011 (h)	250,000	262,500

		1,707,625

Oil, Gas & Consumable Fuels 5.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	635,000	628,650
El Paso Production Holding Co., 7.75%, 06/01/2013	450,000	466,313
Exco Resources, Inc., 7.25%, 01/15/2011	605,000	600,463
Ferrellgas Partners, LP, 6.75%, 05/01/2014	160,000	154,400
Forest Oil Corp., 7.75%, 05/01/2014	175,000	181,563
New Grade Energy, Inc., 10.05%, 08/31/2007	2,138,196	2,216,325
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,737,341
Peabody Energy Corp., 6.875%, 03/15/2013	750,000	759,375
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,705,606
Plains All American Pipeline, LP, 7.75%, 10/15/2012	4,000,000	4,374,356
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	425,000
Sunoco, Inc., 9.00%, 11/01/2024	500,000	636,886
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	101,750
Tesoro Corp., 6.625%, 11/01/2015 144A	600,000	597,000
Williams Cos., 7.125%, 09/01/2011	650,000	671,125

		16,256,153

FINANCIALS 31.9%
Capital Markets 3.4%
Allied Capital Corp., 6.15%, 10/13/2010 (h)	4,000,000	3,891,600
American Capital Strategies, Ltd. # (h)	3,500,000	3,392,900
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,685,819

		10,970,319

Commercial Banks 5.4%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,052,619
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	284,010
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	3,500,000	3,970,179
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,380,000
First Empire Capital Trust I, 8.23%, 02/01/2027	4,300,000	4,539,321
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	463,027
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	528,534
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	919,365
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,082,394

		17,219,449

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 8.4%
Capital One Financial Corp., 6.25%, 11/15/2013	$500,000	$509,988
Ford Motor Credit Co.:
6.50%, 01/25/2007	2,000,000	1,987,968
7.375%, 10/28/2009	2,000,000	1,849,326
General Motors Acceptance Corp., 6.875%, 09/15/2011	500,000	468,912
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,101,312
HSBC Finance Corp., 7.00%, 05/15/2012	2,500,000	2,663,115
International Lease Finance Corp., 5.00%, 04/15/2010	3,000,000	2,936,538
Kinder Morgan Finance Corp., 5.70%, 01/05/2016	2,500,000	2,412,652
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,843,627
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,073,990
Sprint Capital Corp.:
6.875%, 11/15/2028	500,000	516,589
8.75%, 03/15/2032	3,500,000	4,355,372

		26,719,389

Diversified Financial Services 4.9%
Arch Western Finance, LLC, 6.75%, 07/01/2013	250,000	248,750
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,052,899
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	2,165,000	2,360,495
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	536,537
Pemex Project Funding Master Trust:
8.625%, 02/01/2022	2,000,000	2,321,000
9.25%, 03/30/2018	600,000	723,000
Prudential Holdings, LLC, Ser. C, 8.70%, 12/18/2023 144A	3,000,000	3,592,653
US West Capital, Ltd., 6.50%, 11/15/2018	500,000	467,500
Zurich Regcaps Funding Trust V, 8.38%, 06/01/2037 144A	4,000,000	4,270,892

		15,573,726

Insurance 4.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	575,000	600,875
Fund American Companies, Inc., 5.875%, 05/15/2013	2,250,000	2,198,327
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	525,670
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,500,000	4,318,960
RLI Corp., 5.95%, 01/15/2014	3,500,000	3,350,336
Transatlantic Holdings, Inc., 5.75%, 12/14/2015	2,000,000	1,940,312

		12,934,480

Real Estate 4.2%
CarrAmerica Realty Corp., REIT, 7.125%, 01/15/2012	500,000	535,830
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	130,000	141,050
Colonial Realty, Ltd., 6.25%, 06/15/2014	500,000	499,701
Felcor Lodging Trust, Inc., REIT, 7.625%, 10/01/2007	600,000	612,000
Health Care Property, Inc., REIT, 6.00%, 03/01/2015	4,000,000	3,954,200
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	325,000	331,500
HRPT Properties Trust, REIT, 6.40%, 02/15/2015	500,000	503,098

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate continued
iStar Financial, Inc., REIT, 5.70%, 03/01/2014	$ 2,500,000	$2,420,280
Pan Pacific Retail Properties, Inc., REIT, 7.95%, 04/15/2011	3,250,000	3,532,483
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	605,000	603,488
Ventas, Inc., REIT, 7.125%, 06/01/2015	250,000	254,375

		13,388,005

Thrifts & Mortgage Finance 1.6%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	539,293
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,790,544
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	904,396

		5,234,233

HEALTH CARE 2.3%
Health Care Providers & Services 1.7%
CIGNA Corp., 8.30%, 01/15/2033	500,000	579,390
Extendicare Health Services, Inc.:
6.875%, 05/01/2014	725,000	746,750
9.50%, 07/01/2010	250,000	264,063
HCA, Inc., 6.375%, 01/15/2015	950,000	919,467
Laboratory Corp. of America Holdings, 5.625%, 12/15/2015	2,500,000	2,418,775
Omnicare, Inc., 6.125%, 06/01/2013	125,000	120,469
Triad Hospitals, Inc., 7.00%, 11/15/2013	450,000	441,562

		5,490,476

Pharmaceuticals 0.6%
Teva Pharmaceutical, LLC, 5.55%, 02/01/2016	2,000,000	1,913,648

INDUSTRIALS 4.3%
Aerospace & Defense 0.2%
Aviall, Inc., 7.625%, 07/01/2011	155,000	159,650
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	544,219

		703,869

Air Freight & Logistics 0.7%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,148,403

Airlines 0.5%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	763,226	802,359
Northwest Airlines Corp., 6.84%, 10/01/2012 (h)	850,000	850,531

		1,652,890

Commercial Services & Supplies 1.7%
Adesa, Inc., 7.625%, 06/15/2012	200,000	204,500
Allied Waste North America, Inc., 6.375%, 04/15/2011	900,000	886,500
Corrections Corporation of America, 6.25%, 03/15/2013	550,000	526,625
Deluxe Corp.:
5.00%, 12/15/2012	1,500,000	1,269,091
5.125%, 10/01/2014	1,000,000	819,123

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Geo Group, Inc., 8.25%, 07/15/2013	$450,000	$460,125
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	273,750
NationsRent Companies, Inc., 9.50%, 10/15/2010	775,000	842,813

		5,282,527

Machinery 0.4%
Case New Holland, Inc., 9.25%, 08/01/2011	500,000	533,750
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	205,500
Toro Co., 7.80%, 06/15/2027	500,000	542,263

		1,281,513

Road & Rail 0.6%
Avis Budget Car Rental, LLC, 7.63%, 05/15/2014 144A	600,000	613,500
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	850,000	889,312
Union Pacific Corp., 6.625%, 02/01/2029	500,000	519,456

		2,022,268

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012	600,000	591,000

INFORMATION TECHNOLOGY 0.4%
IT Services 0.4%
Sungard Data Systems, Inc., 4.875%, 01/15/2014	250,000	221,563
Unisys Corp., 6.875%, 03/15/2010	950,000	916,750

		1,138,313

MATERIALS 4.1%
Chemicals 1.0%
Equistar Chemicals, LP, 10.625%, 05/01/2011	600,000	657,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	233,000	244,068
10.50%, 06/01/2013	450,000	505,687
Scotts Co., 6.625%, 11/15/2013	700,000	696,500
Tronox, Inc., 9.50%, 12/01/2012 144A	500,000	527,500
Westlake Chemical Corp., 6.625%, 01/15/2016	600,000	580,500

		3,211,255

Containers & Packaging 0.6%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	500,000	516,250
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	765,000	738,225
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	492,673

		1,747,148

Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	431,000
United States Steel Corp., 10.75%, 08/01/2008	424,000	465,340

		896,340

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 2.2%
Boise Cascade, LLC, 7.125%, 10/15/2014	$730,000	$697,150
Bowater, Inc., 6.50%, 06/15/2013	400,000	373,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	453,375
Georgia Pacific Corp., 8.125%, 05/15/2011	700,000	729,750
International Paper Co.:
6.875%, 04/15/2029	790,000	763,477
7.35%, 11/01/2025	2,000,000	2,032,208
Plum Creek Timber Co., Inc., 5.875%, 11/15/2015	1,500,000	1,455,306
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	598,237

		7,102,503

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.9%
AT&T, Inc., 5.30%, 11/15/2010	3,000,000	2,965,866
Citizens Communications Co., 6.25%, 01/15/2013	950,000	927,437
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,043,126
Insight Midwest, LP, 10.50%, 11/01/2010	575,000	607,344
Level 3 Communications, Inc., 6.375%, 10/15/2015	600,000	585,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	600,000	632,250
Telus Corp., 8.00%, 06/01/2011	500,000	549,431
Verizon Communications, Inc., 6.125%, 01/15/2013	2,000,000	1,963,366

		9,273,820

Wireless Telecommunication Services 0.4%
Cingular Wireless, 8.125%, 05/01/2012	800,000	896,741
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	196,979

		1,093,720

UTILITIES 6.1%
Electric Utilities 2.7%
AEP Texas Central Co., 5.50%, 02/15/2013	3,000,000	2,913,213
Progress Energy, Inc., 6.85%, 04/15/2012	3,000,000	3,140,532
Reliant Energy, Inc., 6.75%, 12/15/2014	750,000	686,250
Southern Co., 4.875%, 07/15/2015	2,000,000	1,843,310

		8,583,305

Independent Power Producers & Energy Traders 0.6%
Dynegy, Inc., 8.375%, 05/01/2016 144A	600,000	600,000
NRG Energy, Inc, 7.25%, 02/01/2014	600,000	604,500
Tenaska, Inc., 7.00%, 06/30/2021 144A	763,577	758,757

		1,963,257

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities 2.8%
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	$500,000	$528,860
Dominion Resources, Inc., 5.95%, 06/15/2035	3,000,000	2,741,694
MidAmerican Energy Holdings Co., 8.48%, 09/15/2028	3,000,000	3,618,063
NiSource, Inc., 7.88%, 11/15/2010	2,000,000	2,162,516

		9,051,133

Total Corporate Bonds (cost $234,396,730)		230,629,062

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 1.0%
FINANCIALS 1.0%
Commercial Banks 1.0%
European Investment Bank, 8.00%, 10/21/2013 ZAR (cost $3,072,683)	19,000,000	3,250,918

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 2.4%
Mexico, 8.00%, 12/07/2023 MXN	55,000,000	4,621,218
Sweden, 5.00%, 01/28/2009 SEK	21,700,000	3,083,456

Total Foreign Bonds-Government (Principal Amount Denominated in
Currency Indicated) (cost $8,080,201)		7,704,674

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,378)	$500,000	521,890

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	1,500,000	1,522,970
U.S. Treasury Notes, 4.50%, 02/15/2016 ##	2,750,000	2,630,977

Total U.S. Treasury Obligations (cost $4,316,648)		4,153,947

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%,
07/25/2027 (cost $578,363)	563,012	561,949

YANKEE OBLIGATIONS - CORPORATE 9.5%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Rogers Cable, Inc., 5.50%, 03/15/2014	750,000	694,688

FINANCIALS 6.1%
Commercial Banks 5.0%
Banco Bradesco SA, 8.75%, 10/24/2013	750,000	836,250
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,463,452
BOI Capital Funding, 5.57%, 02/01/2049 144A	1,000,000	943,700
Royal Bank of Scotland Group plc, 9.12%, 03/31/2049	5,000,000	5,578,400
Standard Chartered plc, FRN, 5.31%, 07/29/2049	5,000,000	4,161,000

		15,982,802

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Diversified Financial Services 1.1%
ING Groep NV, 5.78%, 12/29/2049	$1,500,000	$1,439,236
Preferred Term Securities, Ltd., FRN, 6.49%, 06/24/2034 144A	2,000,000	2,044,160

		3,483,396

INDUSTRIALS 0.2%
Industrial Conglomerates 0.2%
Tyco International Group SA, 6.375%, 10/15/2011	500,000	514,794

MATERIALS 0.4%
Chemicals 0.2%
NOVA Chemicals Corp., 6.50%, 01/15/2012	650,000	611,000

Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	865,000	843,375

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.4%
British Telecommunications plc, 8.875%, 12/15/2030	750,000	950,702
France Telecom SA, 8.50%, 03/01/2031	1,000,000	1,236,023
Telecom Italia Capital Corp.:
Ser. B, 5.25%, 11/15/2013	500,000	472,200
Ser. C, 6.375%, 11/15/2033	2,100,000	1,972,179
Telefonos De Mexico SA, 5.50%, 01/27/2015	3,000,000	2,826,813

		7,457,917

Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	700,000	748,693

Total Yankee Obligations - Corporate (cost $31,494,437)		30,336,665

	Shares	Value

PREFERRED STOCKS 2.6%
FINANCIALS 0.9%
Thrifts & Mortgage Finance 0.9%
Fannie Mae	55,000	3,014,688

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Centaur Funding Corp. 144A	2,880	3,423,600

UTILITIES 0.6%
Electric Utilities 0.6%
Southern California Edison	20,000	1,994,376

Total Preferred Stocks (cost $8,848,911)		8,432,664

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.3%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 4.13%, 05/11/2006 † ƒ	$500,000	$499,426

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø ##	483,678	483,678

Total Short-Term Investments (cost $983,104)		983,104

Total Investments (cost $323,313,100) 99.3%		316,846,622
Other Assets and Liabilities 0.7%		2,382,076

Net Assets 100.0%		$319,228,698

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
MXN	Mexican Peso
RB	Revenue Bond
REIT	Real Estate Investment Trust
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2006 (unaudited):

AAA	17.4%
AA	4.5%
A	25.8%
BBB	31.8%
BB	8.0%
B	9.6%
NR	2.9%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

The following table shows the percentage of total investments (excluding equity positions) by maturity as of April 30, 2006 (unaudited):

Less than 1 year	1.2%
1 to 3 year(s)	10.1%
3 to 5 years	16.6%
5 to 10 years	46.2%
10 to 20 years	5.6%
20 to 30 years	20.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $322,829,422)	$316,362,944
Investments in affiliated money market fund, at value (cost $483,678)	483,678

Total investments	316,846,622
Principal paydown receivable	1,261,877
Receivable for Fund shares sold	21,198
Dividends and interest receivable	5,528,711
Prepaid expenses and other assets	189,982

Total assets	323,848,390

Liabilities
Dividends payable	531,794
Payable for securities purchased	3,430,455
Payable for Fund shares redeemed	512,586
Payable for daily variation margin on open futures contracts	15,469
Advisory fee payable	5,740
Distribution Plan expenses payable	5,457
Due to other related parties	3,957
Accrued expenses and other liabilities	114,234

Total liabilities	4,619,692

Net assets	$319,228,698

Net assets represented by
Paid-in capital	$382,572,773
Overdistributed net investment income	(394,223)
Accumulated net realized losses on investments	(56,661,616)
Net unrealized losses on investments	(6,288,236)

Total net assets	$319,228,698

Net assets consists of
Class A	$213,268,464
Class B	18,277,095
Class C	25,972,256
Class I	61,710,883

Total net assets	$319,228,698

Shares outstanding (unlimited number of shares authorized)
Class A	14,970,648
Class B	1,282,984
Class C	1,823,155
Class I	4,331,873

Net asset value per share
Class A	$14.25
Class A — Offering price (based on sales charge of 4.75%)	$14.96
Class B	$14.25
Class C	$14.25
Class I	$14.25

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

	Year Ended	Year Ended
	April 30, 2006(a)	November 30, 2005(b)(c)

Investment income
Interest (net of foreign withholding taxes of $0 and $158,
respectively)	$8,449,736	$14,260,579
Dividends	293,116	496,164
Income from affiliate	27,197	32,425

Total investment income	8,770,049	14,789,168

Expenses
Advisory fee	614,679	1,150,818
Distribution Plan expenses
Class A	274,560	374,446
Class B	80,399	111,522
Class C	111,580	155,543
Administrative services fee	136,295	188,736
Transfer agent fees	290,665	401,837
Trustees’ fees and expenses	2,009	38,735
Printing and postage expenses	59,673	95,869
Custodian and accounting fees	46,690	74,278
Registration and filing fees	50,558	17,382
Professional fees	14,990	42,581
Interest Expense	0	38
Other	2,999	15,262

Total expenses	1,685,097	2,667,047
Less: Expense reductions	(2,924)	(4,253)
Fee waivers and expense reimbursements	(306,606)	(345,862)

Net expenses	1,375,567	2,316,932

Net investment income	7,394,482	12,472,236

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(1,019,356)	198,569
Foreign currency related transactions	(191,784)	(2,163)
Futures contracts	983,507	(38,354)

Net realized gains or losses on investments	(227,633)	158,052
Net change in unrealized gains or losses on investments	(5,662,815)	(7,406,911)

Net realized and unrealized gains or losses on investments	(5,890,448)	(7,248,859)

Net increase in net assets resulting from operations	$1,504,034	$5,223,377

(a)	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April
30, 2006.
(b)	For Class A, B, and C shares, for the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
(c)	Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund, Vestaur
Securities Fund became the accounting and performance survivor in this transaction. The information above for the period prior to May 23, 2005 is that of Vestaur Securities Fund.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	April 30, 2006 (a)		November 30, 2005 (b) (c)

Operations
Net investment income		$7,394,482		$12,472,236
Net realized gains or losses on
investments		(227,633)		158,052
Net change in unrealized gains or
losses on investments		(5,662,815)		(7,406,911)

Net increase in net assets resulting
from operations		1,504,034		5,223,377

Distributions to shareholders from
Net investment income
Class A		(5,253,477)		(6,953,533)
Class B		(404,443)		(543,738)
Class C		(562,616)		(757,969)
Class I		(1,600,305)		(5,026,549)
Tax basis return of capital
Class I		0		(881,232)

Total distributions to shareholders		(7,820,841)		(14,163,021)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	144,276	2,070,261	113,587	1,676,634
Class B	100,885	1,459,444	115,193	1,706,735
Class C	58,582	844,966	55,353	827,909
Class I	18,562	258,081	27,527	416,249

		4,632,752		4,627,527

Net asset value of shares issued in
reinvestment of distributions
Class A	239,055	3,455,450	339,379	5,028,431
Class B	16,371	236,663	24,321	360,292
Class C	25,591	369,920	37,763	559,591
Class I	55,761	806,034	72,438	1,072,180

		4,868,067		7,020,494

Automatic conversion of Class B shares to
Class A shares
Class A	61,125	886,081	49,845	737,264
Class B	(61,125)	(886,081)	(49,845)	(737,264)

		0		0

Payment for shares redeemed
Class A	(1,062,385)	(15,375,165)	(1,351,925)	(20,009,362)
Class B	(180,144)	(2,605,437)	(123,613)	(1,824,435)
Class C	(172,278)	(2,493,838)	(267,045)	(3,957,574)
Class I	(278,405)	(4,026,585)	(2,177,521)	(32,439,871)

		(24,501,025)		(58,231,242)

Net asset value of shares issued in
acquisition
Class A	0	0	16,437,691	243,734,394
Class B	0	0	1,440,941	21,365,593
Class C	0	0	2,085,189	30,912,915
Class I	0	0	190,270	2,821,118

		0		298,834,020

(a)	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective
April 30, 2006.
(b)	For Class A, B, and C shares, for the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
(c)	Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur
Securities Fund became the accounting and performance survivor in this transaction. The information above for the period prior to May 23, 2005 is that of Vestaur Securities Fund. The capital share activity for Class I has been restated to give effect to this transaction.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended	Year Ended
	April 30, 2006 (a)	November 30, 2005 (b) (c)

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share transactions	$(15,000,206)	$252,250,799

Total increase (decrease) in net assets	(21,317,013)	243,311,155
Net assets
Beginning of period	340,545,711	97,234,556

End of period	$319,228,698	$340,545,711

Overdistributed net investment income	$(394,223)	$(189,584)

(a)	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective
April 30, 2006.
(b)	For Class A, B, and C shares, for the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
(c)	Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur
Securities Fund became the accounting and performance survivor in this transaction. The information above for the period prior to May 23, 2005 is that of Vestaur Securities Fund.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Year Ended
November 30, 2004(a)

Operations
Net investment income	$5,927,000
Net realized gains or losses on investments	650,032
Net change in unrealized gains or losses on investments	(519,723)

Net increase in net assets resulting from operations	6,057,309

Distributions to shareholders from
Net investment income
Class I	(6,100,208)

Total decrease in net assets	(42,899)
Net assets
Beginning of period	97,277,455

End of period	$97,234,556

(a) Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur
Securities Fund became the accounting and performance survivor in this transaction. The information above for the period prior to May 23, 2005 is that of Vestaur Securities Fund.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Diversified Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund, a diversified closed-end management investment company, in a tax-free exchange for Class I shares of the Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. As a result, the accounting and performance history of Vestaur Securities Fund has been carried forward in the financial statements herein. In addition, since Class A, Class B and Class C shares of Vestaur Securities Fund did not exist prior to the reorganization, the accounting and performance information of these respective classes of shares of the Fund reflects the commencement of operations on May 20, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, mortgage paydown gains and losses, consent fees on tendered bonds and premium amortization. During the five months ended April 30, 2006, the following amounts were reclassified:

Overdistributed net investment income	$1,398,055
Accumulated net realized losses on investments	(1,398,055)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. Prior to May 23, 2005, Vestaur Securities Fund, the accounting and performance survivor paid EIMC an annual fee of 0.50% of its average monthly net assets plus 2.50% of its investment income.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the five months ended April 30, 2006 and the year ended November 30, 2005, EIMC waived its advisory fee in the amount of $295,807 and $343,119, respectively, and reimbursed other expenses in the amount of $10,799 and $2,743, respectively.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the five months ended April 30, 2006 and the year ended November 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.21% and 0.17%, respectively, of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2006, EIS received $5,298 from the sale of Class A shares and $29,467 and $393 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund in a tax-free exchange for Class I shares of the Fund at an exchange ratio of 0.93. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $49,458. The aggregate net assets of the Fund and Vestaur Securities Fund immediately prior to the acquisition were $298,834,020 and $95,236,951, respectively. The aggregate net assets of the Fund immediately after the acquisition were $394,070,971. Vestaur Securities Fund was the accounting and performance survivor in this transaction.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Cost of Purchases		Proceeds from Sales

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government

Year Ended April 30, 2006(a)	$18,783,036	$ 79,864,214	$18,442,991	$ 81,465,062
Year Ended November 30, 2005	13,673,138	115,351,644	8,923,223	150,046,922

(a) For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April
30, 2006.

NOTES TO FINANCIAL STATEMENTS continued

At April 30, 2006, the Fund had open short futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2006	Gain

June 2006	90 U.S. Treasury	$9,678,769	$9,502,032	$176,737
	Notes Futures

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $324,745,226. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,484,796 and $11,383,400, respectively, with a net unrealized depreciation of $7,898,604.

As of April 30, 2006, the Fund had $53,490,338 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2013

$7,135,670	$ 22,702,312	$14,769,764	$ 4,586,980	$ 4,295,612

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the five months ended April 30, 2006 in accordance with income tax regulations.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and will elect to defer post-October capital and currency losses of $1,562,415 and $192,958, respectively.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the five months ended April 30, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers
		and
Overdistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$201,265	$7,897,099	$55,245,711

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and market to market futures contracts.

The tax character of distributions paid were $7,820,841, $14,163,021 and $6,100,208 of ordinary income for the five months ended April 30, 2006 and the years ended November 30, 2005 and November 30, 2004, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian and a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the five months ended April 30, 2006, the Fund had no borrowings under this agreement.

During the year ended November 30, 2005, the Fund had average borrowings outstanding of $1,002 at a rate of 3.80% and paid interest of $38.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

NOTES TO FINANCIAL STATEMENTS continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders

NOTES TO FINANCIAL STATEMENTS continued

and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Diversified Bond Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2006, and the related statements of operations for the five-month period ended April 30, 2006 and the year ended November 30, 2005, statements of changes in net assets for the five-month period ended April 30, 2006 and each of the years in the two-year period ended November 30, 2005, and the financial highlights for the five-month period ended April 30, 2006 and each of the years or periods in the five-year period ended November 30, 2005. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Diversified Bond Fund, as of April 30, 2006, the results of its operations, changes in its net assets and financial highlights for the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566659 rv3 6/2006

Evergreen High Yield Bond Fund

Evergreen

HIGH YIELD BOND FUND

Annual Report
as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen High Yield Bond Fund, covering the twelve-month period ended April 30, 2006.

Fixed-income investors encountered a formidable series of challenges over the past year. As the domestic economy demonstrated its resilience and corporate profits grew steadily, the Federal Reserve Board ("Fed") remained vigilant against the possibility of renewed inflation. Concerned about rapidly rising energy prices and the prospect of increased government spending, the Fed continued to tighten monetary policy, raising the target for the federal funds rate at each monetary policy meeting over the course of the period. Longer-term rates, however, showed more stability, resulting in a flattening of the yield curve. Not surprisingly, the fixed income markets were buffeted by periods of volatility, which affected securities of different maturities and sectors. The experience over the twelve months demonstrated, once again, the importance of asset allocation. We continue to recommend that investors extend the diversification process within an asset class, along with diversifying within Evergreen's fixed income funds.

Over the past twelve months, reports on the economy delivered confusing and sometimes contradictory signals. While many observers had anticipated that growth would moderate, the expansion showed surprising durability, especially in the third quarter of 2005 and the first quarter of 2006, with Gross Domestic Product ("GDP") growing at more than 4%. The final quarter of 2005 suggested a somewhat different scenario, however, as GDP growth

1

LETTER TO SHAREHOLDERS continued

barely exceeded 1.5%, held back by the hurricanes and the lag effects of higher energy prices and tighter monetary policy. The conflicting data contributed to uncertainty, which led to periodic volatility throughout the financial markets. While many observers debated whether or not short-term volatility might be a precursor of a weakening of the economy, Evergreen's Investment Strategy Committee focused on the variety of signals pointing to the health of the economy. These included the persistence of personal consumption, driven by record levels of household net worth and low unemployment levels, and the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead to a period of more sustainable, less-inflationary, economic expansion. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

In an environment in which Treasuries and highly interest-rate sensitive securities were vulnerable to interim volatility, Evergreen U.S. Government Fund focused on mortgages and underweighted Treasuries. At the same time, the team supervising Evergreen Institutional Mortgage Portfolio emphasized collateralized mortgages and asset-backed securities with competitive yields and more predictable cash flows. Managers of Evergreen Core Bond Fund sought to protect investors against a flattening of the yield curve by underweighting intermediate-term securities. Evergreen Core Bond Fund pursued a bar-belled strategy, with greater focus on higher quality issues of either shorter-term or longer-term maturities. Evergreen Diversified Bond Fund's allocation to lower-rated, higher-yielding securities was increased during the twelve months to capture some of the strong performance of the high-yield sector. Both Evergreen High Yield Bond Fund and Evergreen

2

LETTER TO SHAREHOLDERS continued

Select High Yield Bond Fund were positioned somewhat defensively, focusing on the upper quality tiers of the high-yield market. In the management of Evergreen Strategic Income Fund, the investment team reduced overall portfolio risk by increasing the emphasis on domestic government securities and high-grade foreign sovereign debt.

As always, we continue to encourage investors to maintain well-diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Dana Erikson, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

Average annual return*

1-year with sales charge	1.80%	1.29%	5.28%	N/A

1-year w/o sales charge	7.01%	6.27%	6.27%	7.33%

5-year	6.63%	6.61%	6.91%	7.98%

10-year	5.68%	5.56%	5.56%	6.41%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Yield Bond Fund Class A shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 7.01% for the twelve-month period ended April 30, 2006, excluding any applicable sales charges. During the same period, the MLHYMI† returned 9.07% .

The fund seeks high income.

The fund generated healthy returns for the fiscal year, despite trailing its benchmark, primarily because of the emphasis on less volatile, lower-risk parts of the high-yield bond universe. Despite some periods in which lower-rated, high yielding bonds slumped, over the year risk was rewarded, notwithstanding the persistent efforts of the U.S. Federal Reserve Board to dampen the pace of economic growth by raising short-term interest rates. Within the high-yield universe, lower-quality CCC-rated bonds outperformed B- and BB-rated bonds for each of the final six months of the fiscal year.

We positioned the fund defensively during the fiscal year, underweighting the most volatile parts of the high yield market, including CCC-rated bonds. Our defensive positioning also led us to underweight BB-rated bonds, primarily because securities of General Motors and Ford comprised a major part of that tier of the market. At one point, the two issuers represented over 20% of the BB-rated index. We prefer keeping our portfolio more diversified, with less exposure to any one industry group. By sector, we were overweighted in energy, basic materials, and cyclical services industries while we underweighted automotive companies and home builders.

Our selections in the wireless telecommunications area helped performance. Bonds of companies such as Rural Cellular performed well in a period of industry consolidation, improving customer additions and strong roaming revenue. Similarly, securities issued by cable companies performed well as these companies gained market share from satellite communications companies. Cable companies, such as Mediacom, that offered bundled plans providing television, internet and telephone services were gaining new customers while retaining more of their older subscribers. Our underweight position in the automotive sector generally helped performance, despite the strong results of bonds issued by GMAC and Ford Motor Credit.

The primary factor holding back performance was our underweighting of CCC-rated bonds. Positions in consumer products companies also hurt performance, as many consumer-sensitive companies were affected by rising interest rates and the impact that higher gasoline prices had on family budgets. Underperformers included bonds of Spectrum Brands, parent of the Ray-O-Vac battery brand, and Riddell Bell, which manufactures sporting equipment. We have since sold our positions in these two companies.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,039.64	$ 5.36
Class B	$ 1,000.00	$ 1,036.06	$ 8.94
Class C	$ 1,000.00	$ 1,036.06	$ 8.94
Class I	$ 1,000.00	$ 1,041.18	$ 3.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.54	$ 5.31
Class B	$ 1,000.00	$ 1,016.02	$ 8.85
Class C	$ 1,000.00	$ 1,016.02	$ 8.85
Class I	$ 1,000.00	$ 1,020.98	$ 3.86

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.06% for Class A, 1.77% for Class B, 1.77% for Class C and 0.77% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Income from investment operations
Net investment income (loss)	0.23	0.24	0.25	0.27 [2]	0.27
Net realized and unrealized gains or losses on investments	0	(0.10)	0.14	0.01	(0.09)

Total from investment operations	0.23	0.14	0.39	0.28	0.18

Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Total return [3]	7.01%	4.14%	12.25%	9.42%	5.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$388,523	$467,714	$530,526	$484,346	$321,830
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%	1.04%	1.01%	1.11%	1.19%
Expenses excluding waivers/reimbursements and expense reductions	1.05%	1.04%	1.02%	1.11%	1.21%
Net investment income (loss)	6.95%	7.16%	7.42%	8.70%	8.27%
Portfolio turnover rate	67%	65%	71%	80%	138%

[1] As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment
Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and
a decrease to the ratio of net investment income to average net assets of 0.13%.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Income from investment operations
Net investment income (loss)	0.21 [2]	0.22	0.23 [2]	0.25 [2]	0.24 [2]
Net realized and unrealized gains or losses on investments	(0.01) [3]	(0.10)	0.14	0.01	(0.08)

Total from investment operations	0.20	0.12	0.37	0.26	0.16

Distributions to shareholders from
Net investment income	(0.21)	(0.23)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Total return [4]	6.27%	3.42%	11.46%	8.61%	4.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$176,663	$211,950	$247,741	$173,002	$54,537
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%	1.74%	1.72%	1.84%	1.92%
Expenses excluding waivers/reimbursements and expense reductions	1.75%	1.74%	1.72%	1.84%	1.95%
Net investment income (loss)	6.25%	6.46%	6.71%	7.99%	7.49%
Portfolio turnover rate	67%	65%	71%	80%	138%

[1] As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment
Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.13%.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Income from investment operations
Net investment income (loss)	0.21	0.22	0.23	0.25 [2]	0.26
Net realized and unrealized gains or losses on investments	(0.01) [3]	(0.10)	0.14	0.01	(0.10)

Total from investment operations	0.20	0.12	0.37	0.26	0.16

Distributions to shareholders from
Net investment income	(0.21)	(0.23)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Total return [4]	6.27%	3.42%	11.46%	8.61%	4.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$201,975	$281,810	$381,525	$290,914	$105,753
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%	1.74%	1.72%	1.85%	1.93%
Expenses excluding waivers/reimbursements and expense reductions	1.75%	1.74%	1.72%	1.85%	1.95%
Net investment income (loss)	6.25%	6.47%	6.72%	7.98%	7.52%
Portfolio turnover rate	67%	65%	71%	80%	138%

[1] As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment
Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and
a decrease to the ratio of net investment income to average net assets of 0.13%.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I [1]	2006	2005	2004	2003	2002 [2]

Net asset value, beginning of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Income from investment operations
Net investment income (loss)	0.24	0.26	0.26	0.28 [3]	0.29
Net realized and unrealized gains or losses on investments	0	(0.11)	0.14	0.01	(0.10)

Total from investment operations	0.24	0.15	0.40	0.29	0.19

Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.27)	(0.28)	(0.29)

Net asset value, end of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Total return	7.33%	4.45%	12.58%	9.69%	6.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,365	$60,412	$37,894	$49,370	$10,011
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%	0.74%	0.72%	0.84%	0.92%
Expenses excluding waivers/reimbursements and expense reductions	0.75%	0.74%	0.72%	0.84%	0.94%
Net investment income (loss)	7.23%	7.46%	7.73%	9.05%	8.53%
Portfolio turnover rate	67%	65%	71%	80%	138%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment
Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and
a decrease to the ratio of net investment income to average net assets of 0.13%.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS 88.9%
CONSUMER DISCRETIONARY 27.3%
Auto Components 2.2%
Accuride Corp., 8.50%, 02/01/2015	$ 4,750,000	$4,714,375
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014 (p)	10,000,000	8,362,720
ArvinMeritor, Inc., 6.80%, 02/15/2009	543,000	541,642
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 (p)	4,000,000	4,140,000

		17,758,737

Automobiles 0.6%
General Motors Corp., 8.375%, 07/15/2033 (p)	6,000,000	4,500,000

Diversified Consumer Services 1.8%
Carriage Services, Inc., 7.875%, 01/15/2015	6,150,000	6,257,625
Service Corporation International, 7.50%, 06/15/2017 144A	9,000,000	8,865,000

		15,122,625

Hotels, Restaurants & Leisure 6.0%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 (p)	13,000,000	14,137,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,500,000	5,431,250
ITT Corp., 7.375%, 11/15/2015	6,000,000	6,390,000
Las Vegas Sands Corp., 6.375%, 02/15/2015 (p)	4,320,000	4,168,800
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,315,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014 (p)	3,350,000	3,128,062
Station Casinos, Inc.:
6.50%, 02/01/2014	2,675,000	2,614,813
6.875%, 03/01/2016	7,025,000	6,937,187

		49,122,612

Household Durables 1.2%
Jarden Corp., 9.75%, 05/01/2012 (p)	9,020,000	9,425,900

Leisure Equipment & Products 0.4%
Steinway Musical Instruments, Inc., 7.00%, 03/01/2014 144A (p)	2,875,000	2,867,813

Media 8.8%
AMC Entertainment, Inc., 9.875%, 02/01/2012 (p)	7,500,000	7,612,500
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	5,000,000	4,712,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 (p)	10,265,000	10,290,662
Cinemark USA, Inc.:
9.00%, 02/01/2013	3,590,000	3,859,250
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	1,910,000	1,528,000
CSC Holdings, Inc., 7.625%, 04/01/2011 (p)	2,650,000	2,709,625
Dex Media East, LLC, 9.875%, 11/15/2009	6,000,000	6,420,000
Houghton Mifflin Co.:
8.25%, 02/01/2011	5,000,000	5,200,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 (p) †	5,000,000	4,275,000
Lamar Media Corp., 6.625%, 08/15/2015	8,675,000	8,479,813
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	11,250,000	11,559,375
Paxson Communications Corp., FRN, 11.32%, 01/15/2013 144A	5,500,000	5,582,500

		72,229,225

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.1%
J.C. Penney Co., Inc., 7.95%, 04/01/2017 (p)	$ 4,000,000	$4,499,648
Neiman Marcus Group, Inc., 10.375%, 10/15/2015 144A (p)	4,500,000	4,837,500

		9,337,148

Specialty Retail 2.5%
Payless ShoeSource, Inc., 8.25%, 08/01/2013 (p)	6,500,000	6,857,500
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,145,425
United Auto Group, Inc., 9.625%, 03/15/2012	7,000,000	7,481,250

		20,484,175

Textiles, Apparel & Luxury Goods 2.7%
Levi Strauss & Co., 9.75%, 01/15/2015 (p)	13,850,000	14,681,000
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,150,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,172,500

		22,003,500

CONSUMER STAPLES 1.1%
Food & Staples Retailing 0.5%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	4,500,000	4,601,250

Tobacco 0.6%
Commonwealth Brands, Inc., 7.00%, 12/01/2035	4,698,542	4,754,407

ENERGY 14.2%
Energy Equipment & Services 2.8%
GulfMark Offshore, Inc., 7.75%, 07/15/2014 (p)	3,025,000	3,070,375
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	5,575,000	5,393,813
Parker Drilling Co., 9.625%, 10/01/2013 (p)	2,830,000	3,141,300
PHI, Inc., 7.125%, 04/15/2013 144A	7,000,000	6,965,000
SESI, LLC, 8.875%, 05/15/2011 (h)	4,150,000	4,357,500

		22,927,988

Oil, Gas & Consumable Fuels 11.4%
ANR Pipeline Co., 8.875%, 03/15/2010	1,650,000	1,759,725
Chesapeake Energy Corp.:
6.375%, 06/15/2015	3,750,000	3,609,375
6.875%, 01/15/2016	9,145,000	9,053,550
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	5,450,000	5,163,875
El Paso Corp., 7.875%, 06/15/2012	10,000,000	10,400,000
El Paso Production Holding Co., 7.75%, 06/01/2013	7,755,000	8,036,119
Encore Acquisition Co., 6.25%, 04/15/2014	9,250,000	8,833,750
Exco Resources, Inc., 7.25%, 01/15/2011	8,650,000	8,585,125
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,400,000	4,686,000
Peabody Energy Corp.:
5.875%, 04/15/2016 (p)	4,275,000	4,071,937
6.875%, 03/15/2013	2,380,000	2,409,750

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Plains Exploration & Production Co.:
7.125%, 06/15/2014 (p)	$ 1,445,000	$1,470,288
8.75%, 07/01/2012 (p)	2,730,000	2,900,625
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,500,000	4,578,750
Tesoro Corp., 6.625%, 11/01/2015 144A	4,900,000	4,875,500
Williams Cos.:
7.50%, 01/15/2031	5,000,000	5,125,000
8.125%, 03/15/2012	7,250,000	7,820,937

		93,380,306

FINANCIALS 9.2%
Consumer Finance 4.1%
CCH II Capital Corp., 10.25%, 09/15/2010	8,250,000	8,353,125
General Motors Acceptance Corp.:
5.625%, 05/15/2009 (p)	10,750,000	10,076,470
6.125%, 09/15/2006 (p)	9,165,000	9,093,650
Northern Telecom Capital Corp., 7.875%, 06/15/2026	6,500,000	6,418,750

		33,941,995

Diversified Financial Services 1.2%
US West Capital, Ltd., 6.50%, 11/15/2018	10,500,000	9,817,500

Insurance 0.5%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	4,100,000	4,284,500

Real Estate 3.4%
Host Marriott Corp.:
Ser. G, REIT, 9.25%, 10/01/2007	4,000,000	4,180,000
Ser. J, REIT, 7.125%, 11/01/2013 (p)	4,000,000	4,080,000
Omega Healthcare Investors, Inc., REIT:
7.00%, 04/01/2014	1,200,000	1,182,000
7.00%, 04/01/2014 144A	3,250,000	3,201,250
7.00%, 01/15/2016	3,850,000	3,782,625
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,325,000	6,309,187
Ventas Realty, Ltd., REIT, 6.50%, 06/01/2016	4,800,000	4,668,000

		27,403,062

HEALTH CARE 2.2%
Health Care Providers & Services 2.2%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	5,000,000	5,281,250
HCA, Inc., 6.375%, 01/15/2015 (p)	12,825,000	12,412,805

		17,694,055

INDUSTRIALS 6.2%
Aerospace & Defense 0.6%
DRS Technologies, Inc., 7.625%, 02/01/2018	5,000,000	5,156,250

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.9%
Allied Waste North America, Inc.:
5.75%, 02/15/2011 (p)	$ 5,175,000	$4,968,000
6.375%, 04/15/2011 (p)	725,000	714,125
NationsRent Companies, Inc., 9.50%, 10/15/2010	1,175,000	1,277,813

		6,959,938

Machinery 2.1%
Case New Holland, Inc., 9.25%, 08/01/2011	7,375,000	7,872,812
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 (p)	5,120,000	5,145,600
Dresser Rand Group, Inc., 7.625%, 11/01/2014 144A	4,154,000	4,268,235

		17,286,647

Marine 0.9%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	8,303,000	7,099,065

Road & Rail 1.2%
Avis Rent-A-Car, Inc., 7.75%, 05/15/2016 144A	9,500,000	9,713,750

Trading Companies & Distributors 0.5%
United Rentals, Inc., 7.00%, 02/15/2014	4,500,000	4,353,750

INFORMATION TECHNOLOGY 1.9%
Computers & Peripherals 0.6%
Activant Solutions, Inc., 9.50%, 05/01/2016 144A	4,750,000	4,856,875

IT Services 1.3%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	7,400,000	7,936,500
10.25%, 08/15/2015 144A	2,950,000	3,186,000

		11,122,500

MATERIALS 12.2%
Chemicals 3.7%
Huntsman International, LLC, 11.50%, 07/15/2012	6,105,000	7,020,750
Lyondell Chemical Co., 10.50%, 06/01/2013	11,600,000	13,035,500
PQ Corp., 7.75%, 02/15/2013 144A	4,395,000	4,197,225
Tronox, Inc., 9.50%, 12/01/2012 144A	6,150,000	6,488,250

		30,741,725

Containers & Packaging 3.0%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	8,000,000	8,260,000
Graphic Packaging International, Inc., 9.50%, 08/15/2013	5,500,000	5,362,500
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	6,500,000	6,272,500
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	4,500,000	4,410,000

		24,305,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 4.1%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 (p)	$ 8,000,000	$7,980,000
10.125%, 02/01/2010	5,285,000	5,694,588
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	7,625,000	8,101,562
United States Steel Corp., 10.75%, 08/01/2008	10,526,000	11,552,285

		33,328,435

Paper & Forest Products 1.4%
Boise Cascade, LLC, 7.125%, 10/15/2014 (p)	1,660,000	1,585,300
Bowater, Inc., 6.50%, 06/15/2013 (p)	5,250,000	4,895,625
Georgia-Pacific Corp., 7.70%, 12/23/2013	5,000,000	5,103,950

		11,584,875

TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 2.3%
Consolidated Communications, Inc., 9.75%, 04/01/2012	4,579,000	4,899,530
Level 3 Communications, Inc., 6.375%, 10/15/2015	8,625,000	8,409,375
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,425,000	5,716,594

		19,025,499

Wireless Telecommunication Services 3.5%
Centennial Communications Corp.:
8.125%, 02/01/2014	4,750,000	4,916,250
10.00%, 01/01/2013	4,800,000	5,016,000
Dobson Communications Corp., 8.875%, 10/01/2013 (p)	6,650,000	6,832,875
Horizon PCS, Inc., 11.375%, 07/15/2012	3,655,000	4,166,700
Rural Cellular Corp.:
8.25%, 03/15/2012	1,170,000	1,234,350
9.75%, 01/15/2010 (p)	5,750,000	5,958,437

		28,124,612

UTILITIES 8.8%
Electric Utilities 1.7%
Edison Mission Energy, 10.00%, 08/15/2008	4,250,000	4,595,313
Reliant Energy, Inc., 6.75%, 12/15/2014	10,250,000	9,378,750

		13,974,063

Gas Utilities 1.0%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	3,500,000	3,550,092
7.75%, 05/15/2013	4,500,000	4,713,354

		8,263,446

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 6.1%
AES Corp., 7.75%, 03/01/2014	$ 8,460,000	$8,861,850
Dynegy, Inc., 8.375%, 05/01/2016 144A	12,250,000	12,250,000
Mirant North America, LLC, 7.375%, 12/31/2013 144A	6,575,000	6,632,531
NRG Energy, Inc., 7.375%, 02/01/2016	13,675,000	13,828,844
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,839,500
Tenaska, Inc., 7.00%, 06/30/2021 144A	2,118,310	2,104,939

		49,517,664

Total Corporate Bonds (cost $720,168,134)		727,070,892

YANKEE OBLIGATIONS - CORPORATE 6.0%
CONSUMER DISCRETIONARY 1.1%
Media 1.1%
IMAX Corp., 9.625%, 12/01/2010 (p)	8,000,000	8,580,000

FINANCIALS 0.6%
Diversified Financial Services 0.6%
Ship Finance International, Ltd., 8.50%, 12/15/2013	4,915,000	4,632,388

INFORMATION TECHNOLOGY 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Sensata Technologies, Inc., 8.00%, 05/01/2014 144A	5,725,000	5,782,250

MATERIALS 2.2%
Chemicals 0.5%
NOVA Chemicals Corp., 6.50%, 01/15/2012	4,875,000	4,582,500

Metals & Mining 1.3%
Novelis, Inc., 7.25%, 02/15/2015 144A	10,940,000	10,666,500

Paper & Forest Products 0.4%
Abitibi-Consolidated Company of Canada, 8.375%, 04/01/2015	3,050,000	3,095,750

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.6%
Nordic Telecom, 8.875%, 05/01/2016 144A #	4,750,000	4,940,000

Wireless Telecommunication Services 0.8%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,762,100
9.625%, 05/01/2011	3,475,000	3,952,812

		6,714,912

Total Yankee Obligations - Corporate (cost $48,027,874)		48,994,300

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Shares	Value

COMMON STOCKS 2.2%
CONSUMER DISCRETIONARY 1.1%
Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp. * (p)	56,250	$3,645,562

Media 0.6%
Charter Communications, Inc., Class A (p) *	425,000	501,500
Comcast Corp., Class A *	60,000	1,857,000
IMAX Corp. * (p)	287,881	2,870,174

		5,228,674

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp. (p)	65,000	2,059,200

MATERIALS 0.2%
Chemicals 0.2%
Huntsman Corp. * +	88,065	1,730,477

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
American Tower Corp., Class A *	59,905	2,045,157
Crown Castle International Corp. *	35,000	1,177,750

		3,222,907

UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
Mirant North America, LLC. *	80,000	1,964,800

Total Common Stocks (cost $13,032,562)		17,851,620

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * (h) +	1,500	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 * 144A (h) +	4,000	0

Total Warrants (cost $558,090)		0

SHORT-TERM INVESTMENTS 20.5%
MUTUAL FUND SHARES 20.5%
Evergreen Institutional Money Market Fund ø ##	12,411,055	12,411,055
Navigator Prime Portfolio (pp)	155,156,358	155,156,358

Total Short-Term Investments (cost$167,567,413)		167,567,413

Total Investments (cost $949,354,073) 117.6%		961,484,225
Other Assets and Liabilities (17.6%)		(143,957,854)

Net Assets 100.0%		$817,526,371

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2006

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.

Summaryof Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody's and Standard & Poor's ratings as of April 30, 2006 (unaudited):

AAA	1.4%
BBB	1.6%
BB	28.5%
B	59.6%
CCC	8.3%
NR	0.6%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by maturity as of April 30, 2006 (unaudited):

Less than 1 year	2.5%
1 to 3 year(s)	3.9%
3 to 5 years	13.9%
5 to 10 years	68.7%
10 to 20 years	8.4%
20 to 30 years	2.6%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $936,943,018) including $152,154,369 of securities
loaned	$949,073,170
Investments in affiliated money market fund, at value (cost $12,411,055)	12,411,055

Total investments	961,484,225
Receivable for securities sold	11,578,873
Receivable for Fund shares sold	502,647
Interest receivable	17,048,556
Receivable for securities lending income	21,534
Prepaid expenses and other assets	205,598

Total assets	990,841,433

Liabilities
Dividends payable	1,693,377
Payable for securities purchased	13,815,151
Payable for Fund shares redeemed	2,445,759
Payable for securities on loan	155,156,358
Advisory fee payable	20,497
Distribution Plan expenses payable	34,390
Due to other related parties	16,900
Accrued expenses and other liabilities	132,630

Total liabilities	173,315,062

Net assets	$817,526,371

Net assets represented by
Paid-in capital	$949,438,809
Overdistributed net investment income	(1,742,300)
Accumulated net realized losses on investments	(142,300,290)
Net unrealized gains on investments	12,130,152

Total net assets	$817,526,371

Net assets consists of
Class A	$388,522,787
Class B	176,662,748
Class C	201,975,380
Class I	50,365,456

Total net assets	$817,526,371

Shares outstanding (unlimited number of shares authorized)
Class A	117,205,940
Class B	53,296,663
Class C	60,933,010
Class I	15,193,472

Net asset value per share
Class A	$3.31
Class A --- Offering price (based on sales charge of 4.75%)	$3.48
Class B	$3.31
Class C	$3.31
Class I	$3.31

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended April 30, 2006

Investment income
Interest (net of foreign withholding taxes of $2,129)	$72,780,358
Income from affiliate	1,281,631
Securities lending	910,062
Dividends	33,669

Total investment income	75,005,720

Expenses
Advisory fee	3,797,483
Distribution Plan expenses
Class A	1,320,742
Class B	1,959,228
Class C	2,406,115
Administrative services fee	933,553
Transfer agent fees	1,785,964
Trustees' fees and expenses	13,289
Printing and postage expenses	80,558
Custodian and accounting fees	272,298
Registration and filing fees	98,945
Professional fees	29,913
Other	31,020

Total expenses	12,729,108
Less: Expense reductions	(50,375)
Expense reimbursements	(24,944)

Net expenses	12,653,789

Net investment income	62,351,931

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(8,091,668)
Net change in unrealized gains or losses on investments	9,546,925

Net realized and unrealized gains or losses on investments	1,455,257

Net increase in net assets resulting from operations	$63,807,188

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2006		2005

Operations
Net investment income		$62,351,931		$76,221,565
Net realized gains or losses on
investments		(8,091,668)		25,834,013
Net change in unrealized gains or
losses on investments		9,546,925		(58,429,108)

Net increase in net assets resulting
from operations		63,807,188		43,626,470

Distributions to shareholders from
Net investment income
Class A		(31,245,428)		(37,029,733)
Class B		(12,543,324)		(15,487,174)
Class C		(15,403,177)		(22,203,970)
Class I		(4,575,274)		(3,329,864)

Total distributions to shareholders		(63,767,203)		(78,050,741)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	24,776,857	83,068,682	35,421,081	121,218,744
Class B	4,135,694	13,808,738	7,948,374	27,307,221
Class C	4,431,167	14,748,116	10,841,400	37,359,748
Class I	9,285,824	31,101,831	12,543,483	42,583,297

		142,727,367		228,469,010

Net asset value of shares issued in
reinvestment of distributions
Class A	6,413,132	21,422,043	7,303,420	25,011,324
Class B	1,806,924	6,033,111	2,202,244	7,541,103
Class C	2,451,404	8,188,773	3,579,614	12,258,383
Class I	494,768	1,650,619	359,166	1,232,162

		37,294,546		46,042,972

Automatic conversion of Class B
shares to Class A shares
Class A	1,188,644	3,971,959	936,476	3,224,666
Class B	(1,188,644)	(3,971,959)	(936,476)	(3,224,666)

		0		0

Payment for shares redeemed
Class A	(56,163,187)	(187,595,502)	(57,549,646)	(196,416,528)
Class B	(15,347,963)	(51,155,220)	(17,646,027)	(60,266,215)
Class C	(30,896,580)	(102,833,318)	(40,851,398)	(139,522,820)
Class I	(12,796,893)	(42,836,974)	(5,754,273)	(19,682,937)

		(384,421,014)		(415,888,500)

Net decrease in net assets resulting
from capital share transactions		(204,399,101)		(141,376,518)

Total decrease in net assets		(204,359,116)		(175,800,789)
Net assets
Beginning of period		1,021,885,487		1,197,686,276

End of period		$817,526,371		$1,021,885,487

Overdistributed net investment income		$(1,742,300)		$(2,471,797)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Yield Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

22

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

23

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to consent fees on tendered bonds and premium amortization. During the year ended April 30, 2006, the following amounts were reclassified:

Paid-in capital	$ (1,239,871)
Overdistributed net investment income	4,294,728
Accumulated net realized losses on investments	(3,054,857)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $24,944.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

24

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended April 30, 2006, the Fund paid brokerage commissions of $7,788 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2006, EIS received $39,895 from the sale of Class A shares and $619,844 and $12,701 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $598,615,586 and $706,053,380, respectively, for the year ended April 30, 2006.

During the year ended April 30, 2006, the Fund loaned securities to certain brokers. At April 30, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $152,154,369 and $155,156,358, respectively.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $951,809,281. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,727,824 and $11,052,880, respectively, with a net unrealized appreciation of $9,674,944.

25

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2006, the Fund had $132,422,905 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2014

$19,168,229	$38,451,200	$57,513,490	$15,936,101	$1,353,885

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and will elect to defer post-October losses of $7,422,177.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers
		and
Overdistributed	Unrealized	Post-October
Ordinary Income	Appreciation	Losses

$1,742,300	$9,674,944	$139,845,082

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to premium amortization.

The tax character of distributions paid were $63,767,203 and $78,050,741 of ordinary income for the years ended April 30, 2006 and April 30, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

26

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees

27

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Yield Bond Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Yield Bond Fund, as of April 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566660 rv3  6/2006

Evergreen Institutional Mortgage Portfolio

Evergreen

INSTITUTIONAL MORTGAGE PORTFOLIO

Annual Report as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Institutional Mortgage Portfolio, covering the twelve-month period ended April 30, 2006.

Fixed-income investors encountered a formidable series of challenges over the past year. As the domestic economy demonstrated its resilience and corporate profits grew steadily, the Federal Reserve Board (“Fed”) remained vigilant against the possibility of renewed inflation. Concerned about rapidly rising energy prices and the prospect of increased government spending, the Fed continued to tighten monetary policy, raising the target for the federal funds rate at each monetary policy meeting over the course of the period. Longer-term rates, however, showed more stability, resulting in a flattening of the yield curve. Not surprisingly, the fixed income markets were buffeted by periods of volatility, which affected securities of different maturities and sectors. The experience over the twelve months demonstrated, once again, the importance of asset allocation. We continue to recommend that investors extend the diversification process within an asset class, along with diversifying within Evergreen’s fixed income funds.

Over the past twelve months, reports on the economy delivered confusing and sometimes contradictory signals. While many observers had anticipated that growth would moderate, the expansion showed surprising durability, especially in the third quarter of 2005 and the first quarter of 2006, with Gross Domestic Product (“GDP”) growing at more than 4%. The final quarter of 2005 suggested a somewhat different scenario, however, as GDP growth

1

LETTER TO SHAREHOLDERS continued

barely exceeded 1.5%, held back by the hurricanes and the lag effects of higher energy prices and tighter monetary policy. The conflicting data contributed to uncertainty, which led to periodic volatility throughout the financial markets. While many observers debated whether or not short-term volatility might be a precursor of a weakening of the economy, Evergreen’s Investment Strategy Committee focused on the variety of signals pointing to the health of the economy. These included the persistence of personal consumption, driven by record levels of household net worth and low unemployment levels, and the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead to a period of more sustainable, less-inflationary, economic expansion. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

In an environment in which Treasuries and highly interest-rate sensitive securities were vulnerable to interim volatility, Evergreen U.S. Government Fund focused on mortgages and underweighted Treasuries. At the same time, the team supervising Evergreen Institutional Mortgage Portfolio emphasized collateralized mortgages and asset-backed securities with competitive yields and more predictable cash flows. Managers of Evergreen Core Bond Fund sought to protect investors against a flattening of the yield curve by underweighting intermediate-term securities. Evergreen Core Bond Fund pursued a bar-belled strategy, with greater focus on higher quality issues of either shorter-term or longer-term maturities. Evergreen Diversified Bond Fund’s allocation to lower-rated, higher-yielding securities was increased during the twelve months to capture some of the strong performance of the high-yield sector. Both Evergreen High Yield Bond Fund and Evergreen

2

LETTER TO SHAREHOLDERS continued

Select High Yield Bond Fund were positioned somewhat defensively, focusing on the upper quality tiers of the high-yield market. In the management of Evergreen Strategic Income Fund, the investment team reduced overall portfolio risk by increasing the emphasis on domestic government securities and high-grade foreign sovereign debt.

As always, we continue to encourage investors to maintain well-diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment
  Management Company, LLC

Sub-Advisor:

• Tattersall Advisory
  Group, Inc

Portfolio Managers:

• Robert A. Calhoun, CFA

• Mehmet Camurdan, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/19/2002
Class I
Class inception date	6/19/2002

Nasdaq symbol	EMSFX

Average annual return

1-year	1.45%

Since portfolio inception	3.65%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Mortgage Portfolio Class I shares versus a similar investment in the Merrill Lynch Mortgage Master Index (MLMMI) and the Consumer Price Index (CPI).

The MLMMI† is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

†Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 1.45% for the twelve-month period ended April 30, 2006. During the same period, the MLMMI returned 1.55% .

The fund seeks to maximize total return through a combination of current income and capital growth.

The fund slightly underperformed its benchmark while outdistancing the competitive fund average in Lipper’s mortgage fund category. Interest rates rose for most of the fiscal year, with the majority of the rate increases being felt among shorter-maturity securities. It was not until the end of the fiscal year that longer-term rates began to rise. We believe these higher interest rates had an impact on the housing sector, as sales of new and existing home sales have begun to slow from the record-high levels reached in 2004 and early 2005. Overall housing activity, however, remains healthy. Mortgage refinancing, which had major effects on consumer activity and mortgage valuations prior to the fiscal year, slowed somewhat during the past 12 months. We continue to see changes in the overall structure of the mortgage market. As interest rates have moved higher and home prices have appreciated, borrowers have increasingly moved away from financing with traditional 30-year or 15-year fixed rate products. As a result, the market share of adjustable-rate mortgages and other types of hybrid mortgage products has grown dramatically.

Throughout the fiscal year, we were overweight in collateralized mortgage-backed securities (“CMBS”) and in asset-backed securities (“ABS”) because of their more predictable cash flows and their attractive yields. Both sectors outperformed pass-through mortgages as the yield spreads — or yield advantages — for both CMBS and ABS narrowed throughout the year. As a result, our overweighting of both CMBS and ABS contributed positively to results. Also supporting results were our overweights in adjustable-rate and hybrid mortgage securities. We emphasized these securities because they were trading inexpensively relative to fixed-rate mortgages, given the significant increase in new hybrid mortgage products being issued. As more adjustable-rate and hybrid mortgage products became available, the yield spreads on these securities began to narrow, helping them to outperform traditonal fixed rate products.

Holding back relative performance, however, was our underweight position in pass-through mortgages. We de-emphasized theese securities because we anticipated continued high volatility, which has a disproportionate negative influence on pass-through securities. As a consequence, as volatility declined throughout most of the fiscal year, our de-emphasis of pass-through mortgages held back relative results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,009.97	$ 0.95
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.85	$ 0.95

* Expenses are equal to the Fund’s annualized expense ratio (0.19% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.89	$ 9.89	$ 10.18	$ 10.00

Income from investment operations
Net investment income (loss)	0.43	0.35	0.35	0.40
Net realized and unrealized gains or losses on investments	(0.29)	0.10	(0.18)	0.23

Total from investment operations	0.14	0.45	0.17	0.63

Distributions to shareholders from
Net investment income	(0.46)	(0.45)	(0.45)	(0.40)
Net realized gains	0	0	(0.01)	(0.05)

Total distributions to shareholders	(0.46)	(0.45)	(0.46)	(0.45)

Net asset value, end of period	$ 9.57	$ 9.89	$ 9.89	$ 10.18

Total return	1.45%	4.66%	1.63%	6.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,552	$45,997	$48,032	$28,423
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%	0.20%	0.20%	0.12%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.21%	0.24%	0.28%	0.45%[2]
Net investment income (loss)	4.37%	3.44%	3.33%	4.74%[2]
Portfolio turnover rate	121%	177%	327%	148%

1 For the period from June 19, 2002 (commencement of operations), to April 30, 2003.

2 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.9%
FIXED-RATE 11.9%
FHLMC:
6.90%, 12/01/2010	$ 545,000	$572,838
6.98%, 10/01/2020	443,985	469,883
FNMA:
4.06%, 06/01/2013	262,000	239,340
4.83%, 03/01/2013	671,853	644,540
5.65%, 02/01/2009	237,416	240,277
6.01%, 02/01/2012	324,879	330,291
6.09%, 05/01/2011	540,826	550,565
6.15%, 05/01/2011	228,541	233,111
6.19%, 09/01/2008	450,515	454,869
6.22%, 04/01/2008	521,541	525,269
6.65%, 12/01/2007	223,528	225,741
6.79%, 07/01/2009	92,083	94,674
6.91%, 07/01/2009	280,265	288,988
7.09%, 07/01/2009	277,224	286,983
7.21%, 05/01/2007	135,581	136,010
7.25%, 12/01/2010	294,487	312,708
7.27%, 06/01/2007 - 02/01/2010	744,745	768,730
7.37%, 08/01/2006	356,269	355,700
7.53%, 04/01/2010	249,375	264,039

Total Agency Commercial Mortgage-Backed Securities
(cost $7,425,398)		6,994,556

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 18.7%
FIXED-RATE 18.7%
FHLB, Ser. 606, Class Y, 5.27%, 12/28/2012	492,395	475,994
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032	840,000	797,461
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	670,523
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	853,797
Ser. 2941, Class XC, 5.00%, 12/15/2030	550,000	527,569
Ser. 3015, Class EM, 5.00%, 10/15/2033	515,000	482,911
Ser. 3082, Class PJ, 5.00%, 09/15/2034	550,000	511,542
Ser. 3083, Class UB, 4.50%, 06/15/2032	395,464	379,925
Ser. 3096, Class LD, 5.00%, 01/15/2034	605,000	562,135
Ser. 3098, Class PD, 5.00%, 07/15/2031	605,000	576,478
Ser. 3098, Class PE, 5.00%, 06/15/2034	550,000	511,601
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	511,076
Ser. 3145, Class KD, 5.00%, 05/15/2033	535,000	495,742

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	$336,440	$339,792
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	1,747,779	1,718,633
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	604,062	587,263
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	447,226	430,781
Ser. 2006-39, Class PE, 5.50%, 10/25/2032	530,000	517,015

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $11,177,417)		10,950,238

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 41.6%
FIXED-RATE 39.1%
FHLMC:
4.50%, 10/01/2020 - 04/01/2035	1,746,082	1,616,458
5.00%, 09/01/2035 - 12/01/2035	2,983,859	2,822,970
6.50%, 09/01/2019	603,822	616,442
FHLMC 30 year, 5.00%, TBA #	1,600,000	1,513,000
FNMA:
4.50%, 04/01/2019	380,546	363,012
5.46%, 01/01/2036	444,570	440,147
5.50%, 02/01/2035 - 09/01/2035	4,724,194	4,594,886
5.51%, 02/01/2036	515,419	512,120
5.52%, 03/01/2036	834,351	826,771
7.00%, 05/01/2032	73,723	75,898
7.50%, 11/01/2029 - 12/01/2029	27,499	28,664
FNMA 15 year, 5.00%, TBA #	5,550,000	5,404,313
FNMA 30 year, 5.50%, TBA #	3,925,000	3,812,156
GNMA, 4.50%, 07/20/2030	274,265	275,621

		22,902,458

FLOATING-RATE 2.5%
FHLMC, 5.34%, 12/01/2035	566,666	556,308
FNMA:
5.34%, 09/01/2035	420,681	410,982
5.50%, 01/01/2036	519,442	515,557

		1,482,847

Total Agency Mortgage-Backed Pass Through Securities
(cost $24,697,015)		24,385,305

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 2.9%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $1,776,200)	1,705,000	1,696,997

ASSET-BACKED SECURITIES 0.8%
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	283,946
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	170,000	168,084

Total Asset-Backed Securities (cost $459,131)		452,030

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.5%
FIXED-RATE 14.5%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	$535,000	$505,203
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	1,000,000	945,770
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	117,529	119,094
Ser 2003-T12, Class A4, 4.68%, 08/13/2039	570,000	538,107
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	200,000	190,542
Ser. 2005-C3, Class A4, 4.69%, 07/15/2037	1,080,000	1,003,200
Goldman Sachs Mtge. Securities Corp. II:
Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	433,755	422,321
Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	1,000,000	979,634
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.54%, 06/12/2041	605,000	595,100
LB-UBS Comml. Mtge. Trust:
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	1,500,000	1,378,456
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	545,000	512,158
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	43,144	43,164
Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	340,000	327,695
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	650,487
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	286,321	276,225

Total Commercial Mortgage-Backed Securities (cost $8,741,294)		8,487,156

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Notes:
3.00%, 02/15/2008	685,000	663,059
3.375%, 11/15/2008 ##	2,005,000	1,934,278
4.25%, 08/15/2015	1,540,000	1,448,502

Total U.S. Treasury Obligations (cost $4,046,693)		4,045,839

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.3%
FIXED-RATE 3.3%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%,
05/25/2035	230,000	221,825
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	915,000	871,284
Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035	415,000	399,975
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	440,000	418,712

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $1,950,145)		1,911,796

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FIXED-RATE 0.7%
Countrywide Home Loans, Inc., Ser. 2006-HYB1, Class 3A1, 5.32%, 01/20/2036	$672	$670
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	447,380	435,757

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $444,278)		436,427

	Shares	Value

SHORT-TERM INVESTMENTS 15.4%
MUTUAL FUND SHARES 15.4%
Evergreen Institutional Money Market Fund ø ## (cost $8,991,042)	8,991,042	8,991,042

Total Investments (cost $69,708,613) 116.7%		68,351,386
Other Assets and Liabilities (16.7%)		(9,799,872)

Net Assets 100.0%		$58,551,514

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2006 (unaudited):

AAA	82.9%
AA	17.1%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by maturity as of April 30, 2006 (unaudited):

Less than 1 year	1.6%
1 to 3 year(s)	12.9%
3 to 5 years	17.9%
5 to 10 years	62.3%
10 to 20 years	5.3%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $60,717,571)	$59,360,344
Investments in affiliated money market fund, at value (cost $8,991,042)	8,991,042

Total investments	68,351,386
Receivable for securities sold	3,079,286
Principal paydown receivable	18,181
Receivable for Fund shares sold	1,327,136
Interest receivable	319,748
Prepaid expenses and other assets	3,664

Total assets	73,099,401

Liabilities
Dividends payable	161,958
Payable for securities purchased	14,358,534
Payable for Fund shares redeemed	10,899
Due to related parties	484
Accrued expenses and other liabilities	16,012

Total liabilities	14,547,887

Net assets	$58,551,514

Net assets represented by
Paid-in capital	$61,462,353
Overdistributed net investment income	(78,874)
Accumulated net realized losses on investments	(1,474,738)
Net unrealized losses on investments	(1,357,227)

Total net assets	$58,551,514

Shares outstanding (unlimited number of shares authorized)
Class I	6,116,404

Net asset value per share
Class I	$9.57

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended April 30, 2006

Investment income
Interest	$2,001,224
Income from affiliate	380,684

Total investment income	2,381,908

Expenses
Administrative services fee	51,897
Transfer agent fees	1,246
Trustees’ fees and expenses	769
Printing and postage expenses	17,360
Custodian and accounting fees	17,270
Registration and filing fees	5,612
Professional fees	14,383
Other	2,102

Total expenses	110,639
Less: Expense reductions	(2,890)
Expense reimbursements	(7,595)

Net expenses	100,154

Net investment income	2,281,754

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(620,215)
Net change in unrealized gains or losses on investments	(989,569)

Net realized and unrealized gains or losses on investments	(1,609,784)

Net increase in net assets resulting from operations	$671,970

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2006		2005

Operations
Net investment income		$2,281,754		$1,511,838
Net realized gains or losses on
investments		(620,215)		238,855
Net change in unrealized gains or losses
on investments		(989,569)		286,092

Net increase in net assets resulting from
operations		671,970		2,036,785

Distributions to shareholders from
net investment income		(2,474,782)		(2,005,765)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	3,547,339	34,596,127	1,761,382	17,425,251
Net asset value of shares issued in
reinvestment of distributions	73,142	713,879	77,323	766,452
Payment for shares redeemed	(2,153,232)	(20,953,110)	(2,048,098)	(20,257,682)

Net increase (decrease) in net assets
resulting from capital share transactions		14,356,896		(2,065,979)

Total increase (decrease) in net assets		12,554,084		(2,034,959)
Net assets
Beginning of period		45,997,430		48,032,389

End of period		$58,551,514		$45,997,430

Undistributed (overdistributed) net
investment income		$(78,874)		$15,514

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Mortgage Portfolio (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total

15

NOTES TO FINANCIAL STATEMENTS continued

return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended April 30, 2006, the following amounts were reclassified:

Overdistributed net investment income	$98,640
Accumulated net realized losses on investments	(98,640)

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the year ended April 30, 2006, EIMC reimbursed other expenses in the amount of $7,595.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities,

16

NOTES TO FINANCIAL STATEMENTS continued

equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$85,499,769	$21,066,555	$62,407,822	$20,253,147

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $69,710,446. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,543 and $1,385,603, respectively, with a net unrealized depreciation of $1,359,060.

As of April 30, 2006, the Fund had $983,235 in capital loss carryovers for federal income tax purposes with $512,937 expiring in 2012, $77,895 expiring in 2013 and $392,403 expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and will elect to defer post-October losses of $489,670.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2006, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryovers and
Ordinary	Unrealized	Post-October
Income	Depreciation	Losses

$78,874	$1,359,060	$1,472,905

17

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $2,474,782 and $2,005,765 of ordinary income for the years ended April 30, 2006 and April 30, 2005, respectively.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2006, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC),

18

NOTES TO FINANCIAL STATEMENTS continued

to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Mortgage Portfolio, a series of Evergreen Fixed Income Trust, as of April 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Mortgage Portfolio, as of April 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

20

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

573633 rv1 6/2006

Evergreen Investments[SM]
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

573633 rv1 6/2006

Evergreen Strategic Income Fund

Evergreen

STRATEGIC INCOME FUND

Annual Report
as of April 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
34	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Strategic Income Fund, covering the twelve-month period ended April 30, 2006.

Fixed-income investors encountered a formidable series of challenges over the past year. As the domestic economy demonstrated its resilience and corporate profits grew steadily, the Federal Reserve Board (“Fed”) remained vigilant against the possibility of renewed inflation. Concerned about rapidly rising energy prices and the prospect of increased government spending, the Fed continued to tighten monetary policy, raising the target for the federal funds rate at each monetary policy meeting over the course of the period. Longer-term rates, however, showed more stability, resulting in a flattening of the yield curve. Not surprisingly, the fixed income markets were buffeted by periods of volatility, which affected securities of different maturities and sectors. The experience over the twelve months demonstrated, once again, the importance of asset allocation. We continue to recommend that investors extend the diversification process within an asset class, along with diversifying within Evergreen’s fixed income funds.

Over the past twelve months, reports on the economy delivered confusing and sometimes contradictory signals. While many observers had anticipated that growth would moderate, the expansion showed surprising durability, especially in the third quarter of 2005 and the first quarter of 2006, with Gross Domestic Product (“GDP”) growing at more than 4%. The final quarter of 2005 suggested a somewhat different

1

LETTER TO SHAREHOLDERS continued

scenario, however, as GDP growth barely exceeded 1.5%, held back by the hurricanes and the lag effects of higher energy prices and tighter monetary policy. The conflicting data contributed to uncertainty, which led to periodic volatility throughout the financial markets. While many observers debated whether or not short-term volatility might be a precursor of a weakening of the economy, Evergreen’s Investment Strategy Committee focused on the variety of signals pointing to the health of the economy. These included the persistence of personal consumption, driven by record levels of household net worth and low unemployment levels, and the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead to a period of more sustainable, less-inflationary, economic expansion. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

In an environment in which Treasuries and highly interest-rate sensitive securities were vulnerable to interim volatility, Evergreen U.S. Government Fund focused on mortgages and underweighted Treasuries. At the same time, the team supervising Evergreen Institutional Mortgage Portfolio emphasized collateralized mortgages and asset-backed securities with competitive yields and more predictable cash flows. Managers of Evergreen Core Bond Fund sought to protect investors against a flattening of the yield curve by underweighting intermediate-term securities. Evergreen Core Bond Fund pursued a bar-belled strategy, with greater focus on higher quality issues of either shorter-term or longer-term maturities. Evergreen Diversified Bond Fund’s allocation to lower-rated, higher-yielding securities was increased during the twelve months to capture some of the strong performance of the high-yield sector. Both Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund were

2

LETTER TO SHAREHOLDERS continued

positioned somewhat defensively, focusing on the upper quality tiers of the high-yield market. In the management of Evergreen Strategic Income Fund, the investment team reduced overall portfolio risk by increasing the emphasis on domestic government securities and high-grade foreign sovereign debt.

As always, we continue to encourage investors to maintain well-diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

• Dana Erikson, CFA

• Anthony Norris

• Lisa Brown-Premo

• Peter Wilson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/14/1987

	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

Average annual return*

1-year with sales charge	-3.30%	-3.95%	-0.08%	N/A

1-year w/o sales charge	1.59%	0.89%	0.88%	1.84%

5-year	7.63%	7.65%	7.92%	9.00%

10-year	6.19%	5.92%	5.93%	6.79%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A at that time. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Income Fund Class A shares versus a similar investment in the JPMorgan Global Government Bond Index excluding U.S. (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.59% for the twelve-month period ended April 30, 2006, excluding any applicable sales charges. During the same period, the JPMGXUS returned -5.09%, the LBABI returned 0.71% and the MLHYMI† returned 9.07% .

The fund seeks high current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities.

As the fiscal year began, we faced an environment in which the yield spreads of lower-rated securities over high-grade securities were relatively tight, while higher credit-risk securities offered little yield advantage. At the same time, the yields of U.S. government rates were rising, while bond markets and currencies of foreign industrialized nations appeared to be increasingly attractive. As a consequence, we decided to cut the fund’s overall risk by reducing allocations to both domestic high-yield corporate bonds and to emerging market debt while increasing our investments in domestic government securities and in foreign government bond markets. The strengthening of the U.S. dollar was one of the most significant influences on the global fixed income markets during the fiscal year. As interest rates in the U.S. climbed faster than rates in any other developed nation, more investors in the global markets became interested in U.S. assets. As these investors increased their investments in the U.S., the dollar strengthened versus other currencies while the value of bonds denominated in non-U.S. currencies depreciated over most of the period. During the entire period, the overall global economy grew at a healthy pace, with emerging market nations—especially China and India—helping drive the overall growth trends. In this environment, lower-rated securities with higher credit risk tended to perform well. At the end of the fiscal year, domestic high-yield bonds accounted for approximately one-third of fund assets, while there was a slight exposure invested in emerging market securities. Approximately another third of the assets were invested in the sovereign debt of foreign developed nations, while the remainder of the portfolio was invested in domestic government bonds.

Within the government securities allocation, we focused on securities with relatively short maturities, and this helped support performance as interest rates rose. Our positions in mortgage-backed securities, especially higher coupon issues, also helped results. Also supporting performance were some of our domestic high-yield investments. In our foreign sovereign debt allocation, our overweight on bonds of some smaller markets, including Canada, Australia and New Zealand, helped performance as their debt outperformed larger industrial nations.

The emphasis on foreign bonds and the de-emphasis of U.S. high-yielding securities both hurt relative performance during a period of depreciating values of many foreign currencies and of outperforming by high-yield corporate debt.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,019.98	$ 5.96
Class B	$ 1,000.00	$ 1,016.48	$ 9.50
Class C	$ 1,000.00	$ 1,016.47	$ 9.50
Class I	$ 1,000.00	$ 1,021.42	$ 4.51
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.89	$ 5.96
Class B	$ 1,000.00	$ 1,015.37	$ 9.49
Class C	$ 1,000.00	$ 1,015.37	$ 9.49
Class I	$ 1,000.00	$ 1,020.33	$ 4.51

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.19% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.53	$ 6.38	$6.50	$ 5.83	$ 5.74

Income from investment operations
Net investment income (loss)	0.29[2]	0.33	0.34[2]	0.38[2]	0.35
Net realized and unrealized gains or losses on investments	(0.19)	0.19	0.07	0.68	0.16

Total from investment operations	0.10	0.52	0.41	1.06	0.51

Distributions to shareholders from
Net investment income	(0.31)	(0.35)	(0.37)	(0.39)	(0.32)
Net realized gains	0	(0.02)	(0.16)	0	0
Tax basis return of capital	0	0	0	0	(0.10)

Total distributions to shareholders	(0.31)	(0.37)	(0.53)	(0.39)	(0.42)

Net asset value, end of period	$ 6.32	$ 6.53	$6.38	$ 6.50	$ 5.83

Total return[3]	1.59%	8.22%	6.24%	18.79%	9.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$199,501	$214,776	$202,017	$173,842	$130,934
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.12%	1.21%	1.19%	1.23%
Expenses excluding waivers/reimbursements and expense reductions	1.18%	1.12%	1.21%	1.19%	1.24%
Net investment income (loss)	4.57%	5.03%	5.10%	6.31%	6.02%
Portfolio turnover rate	100%	130%	129%	129%	304%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.55	$ 6.40	$6.52	$ 5.85	$ 5.75

Income from investment operations
Net investment income (loss)	0.25[2]	0.29	0.29[2]	0.34	0.29
Net realized and unrealized gains or losses on investments	(0.19)	0.19	0.07	0.67	0.19

Total from investment operations	0.06	0.48	0.36	1.01	0.48

Distributions to shareholders from
Net investment income	(0.27)	(0.31)	(0.32)	(0.34)	(0.28)
Net realized gains	0	(0.02)	(0.16)	0	0
Tax basis return of capital	0	0	0	0	(0.10)

Total distributions to shareholders	(0.27)	(0.33)	(0.48)	(0.34)	(0.38)

Net asset value, end of period	$ 6.34	$ 6.55	$6.40	$ 6.52	$ 5.85

Total return[3]	0.89%	7.46%	5.49%	17.87%	8.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,860	$98,852	$113,115	$107,968	$77,471
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.87%	1.83%	1.91%	1.94%	1.98%
Expenses excluding waivers/reimbursements and expense reductions	1.87%	1.83%	1.91%	1.94%	1.99%
Net investment income (loss)	3.85%	4.34%	4.40%	5.54%	5.27%
Portfolio turnover rate	100%	130%	129%	129%	304%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.54	$ 6.39	$6.51	$ 5.84	$ 5.75

Income from investment operations
Net investment income (loss)	0.25[2]	0.29	0.29[2]	0.34[2]	0.32
Net realized and unrealized gains or losses on investments	(0.19)	0.19	0.07	0.67	0.15

Total from investment operations	0.06	0.48	0.36	1.01	0.47

Distributions to shareholders from
Net investment income	(0.27)	(0.31)	(0.32)	(0.34)	(0.28)
Net realized gains	0	(0.02)	(0.16)	0	0
Tax basis return of capital	0	0	0	0	(0.10)

Total distributions to shareholders	(0.27)	(0.33)	(0.48)	(0.34)	(0.38)

Net asset value, end of period	$ 6.33	$ 6.54	$6.39	$ 6.51	$ 5.84

Total return[3]	0.88%	7.46%	5.49%	17.89%	8.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$65,322	$79,539	$89,236	$68,207	$22,554
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.88%	1.83%	1.91%	1.93%	1.98%
Expenses excluding waivers/reimbursements and expense reductions	1.88%	1.83%	1.91%	1.93%	1.98%
Net investment income (loss)	3.86%	4.34%	4.40%	5.66%	5.25%
Portfolio turnover rate	100%	130%	129%	129%	304%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I1	2006	2005	2004	2003	2002[2]

Net asset value, beginning of period	$ 6.43	$ 6.28	$6.40	$ 5.74	$ 5.65

Income from investment operations
Net investment income (loss)	0.31[3]	0.34	0.35[3]	0.41[3]	0.35
Net realized and unrealized gains or losses on investments	(0.19)	0.19	0.07	0.64	0.17

Total from investment operations	0.12	0.53	0.42	1.05	0.52

Distributions to shareholders from
Net investment income	(0.33)	(0.36)	(0.38)	(0.39)	(0.33)
Net realized gains	0	(0.02)	(0.16)	0	0
Tax basis return of capital	0	0	0	0	(0.10)

Total distributions to shareholders	(0.33)	(0.38)	(0.54)	(0.39)	(0.43)

Net asset value, end of period	$ 6.22	$ 6.43	$6.28	$ 6.40	$ 5.74

Total return	1.84%	8.58%	6.56%	19.09%	9.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,424	$19,216	$26,711	$13,406	$1,779
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%	0.82%	0.91%	0.94%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.82%	0.91%	0.94%	0.99%
Net investment income (loss)	4.88%	5.33%	5.42%	6.75%	6.27%
Portfolio turnover rate	100%	130%	129%	129%	304%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.0%
FIXED-RATE 3.0%
FNMA:
4.44%, 04/01/2014	$ 412,610	$384,577
5.24%, 07/01/2035	3,171,549	3,068,284
6.18%, 06/01/2013	1,412,468	1,455,435
7.50%, 07/01/2010	775,094	829,335
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,875,000	1,977,187
Ser. 2003-M1, Class B, 4.91%, 07/25/2020	3,000,000	2,996,100

		10,710,918

FLOATING-RATE 0.0%
FNMA, 6.70%, 04/01/2011	69,026	71,293

Total Agency Commercial Mortgage-Backed Securities
(cost $11,064,861)		10,782,211

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 0.2%
FNMA:
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	316,261	331,305
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	224,536	235,502

		566,807

FLOATING-RATE 1.9%
FHLMC, Ser. 2710, Class FY, 5.30%, 10/15/2018	355,641	356,811
FNMA:
Ser. 2002-67, Class FA, 5.96%, 11/25/2032	2,508,213	2,594,420
Ser. 2002-77, Class FA, 5.91%, 10/18/2030	3,648,436	3,773,322

		6,724,553

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $7,217,092)		7,291,360

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 11.9%
FIXED-RATE 11.4%
FHLMC:
15 year, 5.50%, TBA #	1,285,000	1,273,756
30 year:
5.50%, TBA #	8,315,000	8,078,538
6.00%, TBA #	2,920,000	2,910,875
FNMA:
6.00%, 04/01/2035	2,954,555	2,944,996
6.00%, TBA #	8,000,000	7,965,000
6.07%, 09/01/2013	1,447,721	1,485,028
6.50%, 04/01/2017	695,656	735,151
15 year:
4.50%, TBA #	5,500,000	5,237,034
5.50%, TBA #	1,000,000	992,500
30 year:
5.50%, TBA #	6,500,000	6,313,125
6.50%, TBA #	2,465,000	2,507,368

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.00%, 06/15/2031 - 09/15/2031	$106,112	$106,621
7.50%, 12/15/2030	38,919	40,850
8.00%, 10/15/2030	1,737	1,858

		40,592,700

FLOATING-RATE 0.5%
FNMA:
4.95%, 07/01/2044	830,337	846,230
4.98%, 05/01/2035	1,146,399	1,135,772

		1,982,002

Total Agency Mortgage-Backed Pass Through Securities
(cost $42,822,661)		42,574,702

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.6%
FIXED-RATE 0.6%
FNMA, Ser. 2004-T1, Class 1A2, 6.50%, 01/25/2044 (cost $2,109,009)	2,063,231	2,098,914

ASSET-BACKED SECURITIES 1.8%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 4.87%, 09/15/2039 144A	4,315,000	4,353,490
Ocean Star plc, Ser. 2004-A, Class C, FRN, 5.99%, 11/12/2018 144A	1,040,000	1,055,018
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.65%, 01/25/2035 144A	875,000	893,182

Total Asset-Backed Securities (cost $6,230,000)		6,301,690

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
FIXED-RATE 0.7%
First Union National Bank Comml. Mtge., Ser. 2000-C1, Class F, 8.51%,
05/17/2032	2,249,000	2,527,450

FLOATING-RATE 0.3%
Commercial Mtge. Pass Through Cert., Ser. 2003-FL9, Class F, 5.95%,
11/15/2015 144A	93,429	93,733
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CN2A, Class A1,
5.20%, 11/15/2019 144A	787,700	789,787

		883,520

Total Commercial Mortgage-Backed Securities (cost $3,517,013)		3,410,970

CORPORATE BONDS 30.2%
CONSUMER DISCRETIONARY 10.3%
Auto Components 1.1%
Accuride Corp., 8.50%, 02/01/2015	1,000,000	992,500
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014	2,000,000	1,672,544
ArvinMeritor, Inc., 6.80%, 02/15/2009	81,000	80,797
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	1,000,000	1,035,000

		3,780,841

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Automobiles 0.3%
General Motors Corp., 8.375%, 07/15/2033	$ 1,250,000	$937,500

Diversified Consumer Services 0.9%
Carriage Services, Inc., 7.875%, 01/15/2015	1,750,000	1,780,625
Service Corporation International, 6.75%, 04/01/2016	1,525,000	1,479,250

		3,259,875

Hotels, Restaurants & Leisure 1.7%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,000,000	987,500
ITT Corp., 7.375%, 11/15/2015	1,000,000	1,065,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	900,000	868,500
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,052,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014	825,000	770,344
Station Casinos, Inc., 6.875%, 03/01/2016	1,450,000	1,431,875

		6,175,719

Household Durables 0.4%
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,593,625

Leisure Equipment & Products 0.1%
Steinway Musical Instruments, Inc., 7.00%, 03/01/2014 144A	500,000	498,750

Media 3.8%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,500,000	1,575,000
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	1,225,000	1,154,562
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	1,000,000	1,002,500
Cinemark USA, Inc., 9.00%, 02/01/2013	950,000	1,021,250
CSC Holdings, Inc., 7.625%, 04/01/2011	405,000	414,113
Dex Media East, LLC, 9.875%, 11/15/2009	1,025,000	1,096,750
Houghton Mifflin Co.:
8.25%, 02/01/2011	1,000,000	1,040,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	1,250,000	1,068,750
Lamar Media Corp., 6.625%, 08/15/2015	2,000,000	1,955,000
Mediacom Communications Corp., 9.50%, 01/15/2013	2,250,000	2,311,875
Paxson Communications Corp., FRN, 11.32%, 01/15/2013 144A	850,000	862,750

		13,502,550

Multi-line Retail 0.3%
Neiman Marcus Group, Inc., 10.375%, 10/15/2015 144A	1,000,000	1,075,000

Specialty Retail 1.1%
Payless ShoeSource, Inc., 8.25%, 08/01/2013	1,425,000	1,503,375
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,179,750
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,068,750

		3,751,875

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., 9.75%, 01/15/2015	$ 1,500,000	$1,590,000
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	415,000
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	407,138

		2,412,138

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	1,000,000	1,022,500

ENERGY 4.3%
Energy Equipment & Services 0.4%
GulfMark Offshore, Inc., 7.75%, 07/15/2014	525,000	532,875
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	620,000	599,850
Parker Drilling Co., 9.625%, 10/01/2013	450,000	499,500

		1,632,225

Oil, Gas & Consumable Fuels 3.9%
ANR Pipeline Co., 8.875%, 03/15/2010	270,000	287,955
Chesapeake Energy Corp., 6.875%, 01/15/2016	2,000,000	1,980,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	725,000	686,937
El Paso Corp., 7.875%, 06/15/2012	1,000,000	1,040,000
El Paso Production Holding Co., 7.75%, 06/01/2013	1,000,000	1,036,250
Encore Acquisition Co., 6.25%, 04/15/2014	1,000,000	955,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,000,000	992,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	798,750
Peabody Energy Corp.:
5.875%, 04/15/2016	750,000	714,375
6.875%, 03/15/2013	440,000	445,500
Petrobras Energia Participaciones SA, 9.75%, 07/06/2011	450,000	525,375
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,000,000	1,062,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	254,375
Tesoro Corp., 6.625%, 11/01/2015 144A	800,000	796,000
Williams Cos.:
7.50%, 01/15/2031	925,000	948,125
8.125%, 03/15/2012	1,000,000	1,078,750

		13,602,392

FINANCIALS 3.4%
Consumer Finance 1.6%
CCH II Capital Corp., 10.25%, 09/15/2010	1,500,000	1,518,750
General Motors Acceptance Corp.:
5.625%, 05/15/2009	2,175,000	2,038,728
FRN, 5.97%, 01/16/2007	700,000	687,997
Northern Telecom Capital Corp., 7.875%, 06/15/2026	1,500,000	1,481,250

		5,726,725

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.1%
US West Capital, Ltd., 6.50%, 11/15/2018	$600,000	$561,000

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,358,500

Real Estate 1.3%
Host Marriott Corp.:
Ser. G, REIT, 9.25%, 10/01/2007	750,000	783,750
Ser. J, REIT, 7.125%, 11/01/2013	750,000	765,000
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	1,000,000	985,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	1,000,000	997,500
Ventas Realty, Inc., REIT, 6.50%, 06/01/2016	1,000,000	972,500

		4,503,750

HEALTH CARE 1.3%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,300,000	1,348,750

Health Care Providers & Services 0.9%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	1,250,000	1,287,500
HCA, Inc., 6.375%, 01/15/2015	2,000,000	1,935,720

		3,223,220

INDUSTRIALS 1.4%
Aerospace & Defense 0.3%
DRS Technologies, Inc., 7.625%, 02/01/2018	1,000,000	1,031,250

Commercial Services & Supplies 0.3%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	1,000,000	960,000
6.375%, 04/15/2011	125,000	123,125

		1,083,125

Machinery 0.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	875,000	879,375
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	692,000	711,030

		1,590,405

Trading Companies & Distributors 0.3%
United Rentals, Inc., 7.00%, 02/15/2014	1,250,000	1,209,375

INFORMATION TECHNOLOGY 0.6%
IT Services 0.6%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	1,625,000	1,742,813
10.25%, 08/15/2015 144A	400,000	432,000

		2,174,813

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 3.7%
Chemicals 1.4%
Huntsman International, LLC, 11.50%, 07/15/2012	$924,000	$1,062,600
Lyondell Chemical Co.:
9.50%, 12/15/2008	1,231,000	1,289,472
10.50%, 06/01/2013	800,000	899,000
PQ Corp., 7.50%, 02/15/2013 144A	830,000	792,650
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	975,000	1,028,625

		5,072,347

Containers & Packaging 1.1%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	1,000,000	1,032,500
Graphic Packaging International, Inc., 9.50%, 08/15/2013	825,000	804,375
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,200,000	1,158,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,075,000	1,053,500

		4,048,375

Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	1,000,000	1,077,500
United States Steel Corp., 10.75%, 08/01/2008	1,650,000	1,810,875

		2,888,375

Paper & Forest Products 0.4%
Boise Cascade, LLC, 7.125%, 10/15/2014	365,000	348,575
Bowater, Inc., 6.50%, 06/15/2013	1,000,000	932,500

		1,281,075

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.6%
Level 3 Communications, Inc., 6.375%, 10/15/2015	1,000,000	975,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,200,000	1,264,500

		2,239,500

Wireless Telecommunication Services 1.5%
Centennial Communications Corp.:
8.125%, 02/01/2014	959,000	992,565
10.00%, 01/01/2013	1,175,000	1,227,875
Dobson Communications Corp., 8.875%, 10/01/2013	1,175,000	1,207,312
Horizon PCS, Inc., 11.375%, 07/15/2012	550,000	627,000
Rural Cellular Corp.:
8.25%, 03/15/2012	450,000	474,750
9.75%, 01/15/2010	850,000	880,813

		5,410,315

UTILITIES 2.8%
Electric Utilities 0.7%
Edison Mission Energy, 10.00%, 08/15/2008	1,000,000	1,081,250
Reliant Energy, Inc., 6.75%, 12/15/2014	1,575,000	1,441,125

		2,522,375

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.4%
SEMCO Energy, Inc., 7.75%, 05/15/2013	$ 1,350,000	$1,414,006

Independent Power Producers & Energy Traders 1.7%
AES Corp., 7.75%, 03/01/2014	1,000,000	1,047,500
Dynegy, Inc., 8.375%, 05/01/2016 144A	950,000	950,000
Mirant Corp., 7.375%, 12/31/2013 144A	1,250,000	1,260,937
NRG Energy, Inc., 7.375%, 02/01/2016	1,500,000	1,516,875
Orion Power Holdings, Inc., 12.00%, 05/01/2010	800,000	916,000
Tenaska, Inc., 7.00%, 06/30/2021 144A	344,841	342,665

		6,033,977

Total Corporate Bonds (cost $109,275,135)		107,966,248

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 12.0%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, 8.25%, 05/15/2012 EUR	400,000	565,712

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,158,264

FINANCIALS 11.1%
Capital Markets 1.2%
Deutsche Bank AG, FRN, 3.83%, 08/09/2007 CAD	1,900,000	1,697,580
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	1,000,000	1,797,216
Morgan Stanley, Sr. Disc. Note, Step Bond, 5.42%, 11/14/2013 GBP †	460,000	838,331

		4,333,127

Commercial Banks 5.1%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	450,000	818,384
6.00%, 03/01/2010 AUD	2,500,000	1,881,287
6.50%, 01/25/2008 NZD	2,950,000	1,861,831
BOS International Australia, 3.50%, 01/22/2007 CAD	1,890,000	1,676,746
DnB NOR ASA, FRN, 4.11%, 12/08/2008 CAD	1,000,000	891,423
Eurofima, 5.50%, 09/15/2009 AUD	55,000	41,180
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	692,696
4.25%, 12/07/2010 GBP	590,000	1,045,948
5.75%, 09/15/2009 AUD	100,000	75,527
6.75%, 11/17/2008 NZD	5,057,000	3,227,842
8.00%, 10/21/2013 ZAR	10,000,000	1,711,010
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	950,000	190,631

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
National Australia Bank, Ltd., 5.50%, 01/15/2010 AUD	1,500,000	$1,112,917
Nationwide Building Society, FRN, 4.05%, 11/18/2009 CAD	1,400,000	1,255,037
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	450,000	281,272
Rabobank Nederland, FRN, 4.02%, 06/18/2007 CAD	1,500,000	1,339,391

		18,103,122

Consumer Finance 0.8%
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	570,000	1,042,125
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	2,150,000	1,933,138

		2,975,263

Diversified Financial Services 0.8%
British American Tobacco International Finance plc, 5.75%, 12/09/2013 GBP	1,000,000	1,816,201
Citigroup, Inc., 6.00%, 02/23/2009 AUD	1,354,000	1,025,931

		2,842,132

Thrifts & Mortgage Finance 3.2%
Canada Housing Trust, 3.70%, 09/15/2008 CAD 144A	1,600,000	1,410,409
Nykredit, 5.00%, 10/01/2035 DKK	19,645,331	3,276,189
Totalkredit, FRN, 3.07%, 01/01/2015 DKK	39,316,766	6,667,863

		11,354,461

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
France Telecom, FRN, 7.50%, 03/14/2011 GBP	900,000	1,795,450

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $42,692,640)		43,127,531

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 15.2%
Australia, 4.00%, 08/20/2020 AUD #	5,305,000	6,013,262
Canada, 5.21%, 12/01/2026 CAD	4,528,130	5,790,571
Hong Kong, 4.76%, 06/18/2007 HKD	23,000,000	2,989,681
Hungary, 6.25%, 06/12/2007 HUF	691,000,000	3,295,528
Korea, 5.25%, 09/10/2015 KRW	1,100,000,000	1,167,074
Mexico, 10.00%, 12/05/2024 MXN	30,950,000	3,107,379
Norway:
5.00%, 05/15/2015 NOK	28,000,000	4,851,334
6.00%, 05/16/2011 NOK	3,200,000	568,560
Ontario Province, 5.25%, 11/30/2011 CAD	1,100,000	1,009,627
Philippines, 6.25%, 03/15/2016 EUR	650,000	835,234
Singapore, 3.625%, 07/01/2014 SGD	5,400,000	3,461,092
South Africa:
5.25%, 05/16/2013 EUR	235,000	308,112
13.00%, 08/31/2010 ZAR	7,000,000	1,415,588

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Sweden:
5.25%, 03/15/2011 SEK	39,600,000	$5,782,291
5.50%, 10/08/2012 SEK	31,550,000	4,717,035
Turkey, 5.50%, 09/21/2009 EUR	615,000	801,093
United Kingdom:
5.00%, 03/07/2012 GBP	1,250,000	2,318,889
FRN:
5.50%, 08/16/2013 GBP	300,000	1,238,258
6.55%, 08/23/2011 GBP	887,000	4,307,434
Venezuela, 7.00%, 03/16/2015 EUR	190,000	262,715

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $53,767,987)		54,240,757

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Bonds, 6.25%, 08/15/2023	$ 4,350,000	4,808,790
U.S. Treasury Notes:
2.00%, 01/15/2016 ##	3,403,128	3,291,066
3.50%, 08/15/2009	9,575,000	9,176,297
4.00%, 02/15/2015 ##	3,575,000	3,313,582

Total U.S. Treasury Obligations (cost $21,063,004)		20,589,735

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.7%
FIXED-RATE 1.5%
Credit Suisse First Boston, Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	514,324	519,066
Banc of America Funding, Ser. 2006 - 0, 5.85%, 05/20/2036	2,865,000	2,874,737
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	1,978,647	1,982,976

		5,376,779

FLOATING-RATE 2.2%
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1-M1, 6.20%, 01/20/2035	5,326,087	5,425,951
Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	1,400,000	1,320,724
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.91%, 02/25/2035	1,241,936	1,218,815

		7,965,490

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $10,600,980)		13,342,269

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FLOATING-RATE 0.5%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.67%,
01/25/2035	687,163	673,869
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%,
03/25/2045 144A	4,597,909	1,029,680

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $1,736,760)		1,703,549

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.6%
FIXED-RATE 0.3%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	$640,459	$600,373
Ser. 2005-2, 4.75%, 03/28/2034	693,642	659,563

		1,259,936

FLOATING-RATE 0.3%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 6.24%, 02/19/2035	1,003,129	1,008,536

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $2,323,008)		2,268,472

YANKEE OBLIGATIONS - CORPORATE 2.7%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
IMAX Corp., 9.625%, 12/01/2010	1,300,000	1,394,250

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	430,000	491,275

FINANCIALS 0.7%
Commercial Banks 0.2%
Kazkommerts International BV, 7.00%, 11/03/2009	500,000	502,250

Diversified Financial Services 0.5%
Preferred Term Securities, Ltd., FRN:
5.52%, 06/24/2034 144A	875,000	880,075
6.49%, 06/24/2034 144A	220,000	224,858
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	815,262

		1,920,195

MATERIALS 0.7%
Chemicals 0.3%
NOVA Chemicals Corp., 6.50%, 01/15/2012	1,000,000	940,000

Metals & Mining 0.3%
Novelis, Inc., 7.25%, 02/15/2015 144A	1,065,000	1,040,063

Paper & Forest Products 0.1%
Abitibi-Consolidated Company of Canada, 8.375%, 04/01/2015	465,000	471,975

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	460,350
9.625%, 05/01/2011	745,000	847,438

		1,307,788

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
UTILITIES 0.4%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	$475,000	$491,410

Gas Utilities 0.1%
Gazprom, 9.625%, 03/01/2013 144A	430,000	509,550

Multi-Utilities 0.2%
National Power Corp., FRN, 9.02%, 08/23/2011	500,000	553,623

Total Yankee Obligations - Corporate (cost $9,413,424)		9,622,379

YANKEE OBLIGATIONS - GOVERNMENT 3.9%
Brazil:
8.25%, 01/20/2034	2,300,000	2,507,000
10.50%, 07/14/2014	730,000	907,025
Chile, 5.50%, 01/15/2013	500,000	492,750
Colombia:
8.125%, 05/21/2024	770,000	860,475
10.00%, 01/23/2012	200,000	237,200
Egypt, 8.75%, 07/11/2011 144A	550,000	618,062
Jamaica, 11.75%, 05/15/2011	95,000	118,513
Korea, 4.25%, 06/01/2013	750,000	687,805
Mexico:
6.375%, 01/16/2013	850,000	866,150
8.375%, 01/14/2011	830,000	915,075
Panama, 9.625%, 02/08/2011	700,000	801,500
Peru, 9.125%, 01/15/2008	425,000	445,188
Russia:
11.00%, 07/24/2018	800,000	1,136,728
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	500,000	542,200
Turkey, 9.00%, 06/30/2011	1,000,000	1,120,000
Ukraine, 7.65%, 06/11/2013	700,000	731,220
Venezuela, 10.75%, 09/19/2013	800,000	996,000

Total Yankee Obligations - Government (cost $13,979,654)		13,982,891

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	42,064	419,378

MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. *	19,570	384,551

Total Common Stocks (cost $452,118)		803,929

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 14.2%
COMMERCIAL PAPER 4.0%
ASAP Funding, Ltd., 4.85%, 05/11/2006	$4,210,000	$4,204,387
Giro Balanced Funding Corp., 4.66%, 05/11/2006	5,010,000	5,003,292
Lake Constance Funding, 4.85%, 05/11/2006	5,005,000	4,998,313

		14,205,992

	Shares	Value

MUTUAL FUND SHARES 10.2%
Evergreen Institutional Money Market Fund ø ##	36,400,178	36,400,178

Total Short-Term Investments (cost $ $50,606,170)		50,606,170

Total Investments (cost $388,871,516) 109.4%		390,713,777
Other Assets and Liabilities (9.4%)		(33,607,399)

Net Assets 100.0%		$357,106,378

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IO	Interest Only
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

April 30, 2006

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and
Standard & Poor’s ratings as of April 30, 2006 (unaudited):
AAA	50.0%
AA	5.3%
A	7.0%
BBB	3.0%
BB	12.2%
B	20.0%
CCC	2.5%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of April 30, 2006
(unaudited):
Less than 1 year	24.4%
1 to 3 year(s)	15.9%
3 to 5 years	26.2%
5 to 10 years	30.0%
10 to 20 years	3.5%

100.0%

See Notes to Financial Statements

23

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $352,471,338)	$354,313,599
Investments in affiliated money market fund, at value (cost $36,400,178)	36,400,178

Total Investments	390,713,777
Cash	669,892
Foreign currency, at value (cost $1,222,840)	1,221,257
Receivable for securities sold	7,736,617
Receivable for Fund shares sold	577,955
Interest receivable	5,170,647
Receivable for closed forward foreign currency exchange contracts	521,297
Unrealized gains on forward foreign currency exchange contracts	47,305
Prepaid expenses and other assets	69,210

Total assets	406,727,957

Liabilities
Dividends payable	466,264
Payable for securities purchased	46,920,033
Payable for Fund shares redeemed	1,045,692
Unrealized losses on forward foreign currency exchange contracts	1,052,511
Advisory fee payable	10,285
Distribution Plan expenses payable	12,955
Due to other related parties	5,261
Accrued expenses and other liabilities	108,578

Total liabilities	49,621,579

Net assets	$357,106,378

Net assets represented by
Paid-in capital	$405,985,579
Undistributed net investment income	2,095,367
Accumulated net realized losses on investments	(51,814,632)
Net unrealized gains on investments	840,064

Total net assets	$357,106,378

Net assets consist of
Class A	$199,500,754
Class B	71,860,227
Class C	65,321,571
Class I	20,423,826

Total net assets	$357,106,378

Shares outstanding (unlimited number of shares authorized)
Class A	31,563,131
Class B	11,334,652
Class C	10,318,776
Class I	3,283,585

Net assets value per share
Class A	$6.32
Class A — Offering price (based on sales charge of 4.75%)	$6.64
Class B	$6.34
Class C	$6.33
Class I	$6.22

See Notes to Financial Statements

24

STATEMENT OF OPERATIONS

Year Ended April 30, 2006

Investment income
Interest (net of foreign withholding taxes of $6,463)	$21,825,653
Income from affiliate	661,974

Total investment income	22,487,627

Expenses
Advisory fee	1,694,089
Distribution Plan expenses
Class A	635,311
Class B	870,454
Class C	738,456
Administrative service fee	390,018
Transfer agent fees	887,508
Trustees’ fees and expenses	15,864
Printing and postage expenses	69,722
Custodian and accounting fees	258,518
Registration and filing fees	69,849
Professional fees	34,377
Other	16,668

Total expenses	5,680,834
Less: Expense reductions	(22,549)
Expense reimbursements	(12,592)

Net expenses	5,645,693

Net investment income	16,841,934

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	1,976,640
Foreign currency related transactions	(4,661,496)

Net realized losses on investments	(2,684,856)
Net change in unrealized gains or losses on investments	(9,450,598)

Net change in realized and unrealized gains or losses on investments	(12,135,454)

Net increase in net assets resulting from operations	$4,706,480

See Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2006		2005

Operations
Net investment income		$16,841,934		$19,658,650
Net realized gains or losses on investments		(2,684,856)		11,013,015
Net change in unrealized gains or losses
on investments		(9,450,598)		942,567

Net increase in net assets resulting
from operations		4,706,480		31,614,232

Distributions to shareholders from
Net investment income
Class A		(10,259,354)		(11,021,445)
Class B		(3,600,563)		(4,861,302)
Class C		(3,058,183)		(3,819,193)
Class I		(1,005,662)		(1,350,463)
Net realized gains
Class A		0		(467,235)
Class B		0		(231,303)
Class C		0		(183,256)
Class I		0		(52,197)

Total distributions to shareholders		(17,923,762)		(21,986,394)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,909,652	38,042,740	6,307,048	41,432,078
Class B	1,455,763	9,426,705	2,284,706	15,044,683
Class C	1,747,244	11,243,339	1,974,634	13,016,637
Class I	1,006,362	6,306,547	586,221	3,820,552

		65,019,331		73,313,950

Net assets value of shares issued in
reinvestment of distributions
Class A	1,157,135	7,418,556	1,213,973	7,954,122
Class B	316,069	2,034,399	441,246	2,897,973
Class C	254,695	1,636,184	331,818	2,176,653
Class I	70,747	446,231	98,635	634,960

		11,535,370		13,663,708

Automatic conversion of Class B shares
to Class A shares
Class A	1,206,997	7,694,908	745,934	4,900,250
Class B	(1,203,221)	(7,694,908)	(743,600)	(4,900,250)

		0		0

Payment for shares redeemed
Class A	(9,585,798)	(61,312,812)	(7,064,524)	(46,098,782)
Class B	(4,319,432)	(27,783,628)	(4,575,911)	(29,821,678)
Class C	(3,838,291)	(24,601,769)	(4,120,746)	(26,755,342)
Class I	(780,011)	(4,915,699)	(1,952,434)	(12,626,152)

		(118,613,908)		(115,301,954)

Net decrease in net assets resulting from
capital share transactions		(42,059,207)		(28,324,296)

Total decrease in net assets		(55,276,489)		(18,696,458)
Net Assets
Beginning of period		412,382,867		431,079,325

End of period	$ 357,106,378		$ 412,382,867

Undistributed net investment income		$2,095,367		$5,870,529

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Income Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

27

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

28

NOTES TO FINANCIAL STATEMENTS continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and premium amortization. During the year ended April 30, 2006, the following amounts were reclassified:

Paid-in capital	$(86,722)
Undistributed net investment income	(2,020,196)
Accumulated net realized losses on investments	2,106,918

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $12,592.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

29

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2006, EIS received $23,530 from the sale of Class A shares and $262,744 and $5,076 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$102,973,122	$297,455,232	$110,280,437	$322,908,028

At April 30, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at	In Exchange	U.S. Value at	Unrealized
Date	to Receive	April 30, 2006	for	April 30, 2006	Loss

06/26/2006	1,300,000,000 JPY	$ 11,526,117	68,960,030 DKK	$ 11,714,846	$188,729
06/26/2006	1,961,000,000 JPY	17,386,704	9,675,398 GBP	17,648,121	261,417
06/30/2006	1,127,184,000 JPY	9,999,446	13,800,000 AUD	10,468,940	469,494
06/30/2006	604,680,480 JPY	5,364,226	8,670,000 NZD	5,497,097	132,871

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	U.S. Value at	Unrealized
Date	to Deliver	April 30, 2006	for	April 30, 2006	Gain

06/26/2006	240,000,000 JPY	$2,127,898	12,697,741 DKK	$2,157,076	$29,178
06/26/2006	120,000,000 JPY	1,063,949	593,237 GBP	1,082,076	18,127

30

NOTES TO FINANCIAL STATEMENTS continued

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $389,337,916. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,743,092 and $4,367,231, respectively, with a net unrealized appreciation of $1,375,861.

As of April 30, 2006, the Fund had $48,358,708 in capital loss carryovers for federal income tax purposes with $6,306,504 expiring in 2008, $14,759,243 expiring in 2009 and $27,292,961 expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following year. As of April 30, 2006, the Fund incurred and will elect to defer post-October losses of $2,493,273.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers
		and
Undistributed	Unrealized	Post-October
Ordinary Income	Appreciation	Losses

$1,599,116	$373,664	$50,851,981

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and marked to market adjustments on forward contracts.

The tax character of distributions paid were $17,923,762 and $21,986,394 of ordinary income for the years ended April 30, 2006 and April 30, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

31

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account.

32

NOTES TO FINANCIAL STATEMENTS continued

Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Income Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Income Fund, as of April 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

34

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

566662 rv3 6/2006

Evergreen U.S. Government Fund

Evergreen

U.S. GOVERNMENT FUND

Annual Report
as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	STATEMENT OF CASH FLOWS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen U.S. Government Fund, covering the twelve-month period ended April 30, 2006.

Fixed-income investors encountered a formidable series of challenges over the past year. As the domestic economy demonstrated its resilience and corporate profits grew steadily, the Federal Reserve Board ("Fed") remained vigilant against the possibility of renewed inflation. Concerned about rapidly rising energy prices and the prospect of increased government spending, the Fed continued to tighten monetary policy, raising the target for the federal funds rate at each monetary policy meeting over the course of the period. Longer-term rates, however, showed more stability, resulting in a flattening of the yield curve. Not surprisingly, the fixed income markets were buffeted by periods of volatility, which affected securities of different maturities and sectors. The experience over the twelve months demonstrated, once again, the importance of asset allocation. We continue to recommend that investors extend the diversification process within an asset class, along with diversifying within Evergreen's fixed income funds.

Over the past twelve months, reports on the economy delivered confusing and sometimes contradictory signals. While many observers had anticipated that growth would moderate, the expansion showed surprising durability, especially in the third quarter of 2005 and the first quarter of 2006, with Gross Domestic Product ("GDP") growing at more than 4%. The final quarter of 2005 suggested a somewhat different scenario, however, as GDP growth

1

LETTER TO SHAREHOLDERS continued

barely exceeded 1.5%, held back by the hurricanes and the lag effects of higher energy prices and tighter monetary policy. The conflicting data contributed to uncertainty, which led to periodic volatility throughout the financial markets. While many observers debated whether or not short-term volatility might be a precursor of a weakening of the economy, Evergreen's Investment Strategy Committee focused on the variety of signals pointing to the health of the economy. These included the persistence of personal consumption, driven by record levels of household net worth and low unemployment levels, and the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead to a period of more sustainable, less-inflationary, economic expansion. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

In an environment in which Treasuries and highly interest-rate sensitive securities were vulnerable to interim volatility, Evergreen U.S. Government Fund focused on mortgages and underweighted Treasuries. At the same time, the team supervising Evergreen Institutional Mortgage Portfolio emphasized collateralized mortgages and asset-backed securities with competitive yields and more predictable cash flows. Managers of Evergreen Core Bond Fund sought to protect investors against a flattening of the yield curve by underweighting intermediate-term securities. Evergreen Core Bond Fund pursued a bar-belled strategy, with greater focus on higher quality issues of either shorter-term or longer-term maturities. Evergreen Diversified Bond Fund's allocation to lower-rated, higher-yielding securities was increased during the twelve months to capture some of the strong performance of the high-yield sector. Both Evergreen High Yield Bond Fund and Evergreen

2

LETTER TO SHAREHOLDERS continued

Select High Yield Bond Fund were positioned somewhat defensively, focusing on the upper quality tiers of the high-yield market. In the management of Evergreen Strategic Income Fund, the investment team reduced overall portfolio risk by increasing the emphasis on domestic government securities and high-grade foreign sovereign debt.

As always, we continue to encourage investors to maintain well-diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Lisa Brown-Premo
• Karen DiMeglio

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

Average annual return*

1-year with sales charge	-3.94%	-4.74%	-0.85%	N/A

1-year w/o sales charge	0.82%	0.12%	0.12%	1.12%

5-year	3.09%	3.00%	3.36%	4.39%

10-year	4.83%	4.57%	4.57%	5.62%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 0.82% for the twelve-month period ended April 30, 2006, excluding any applicable sales charges. During the same period, the LBITGBI returned 0.99% .

The fund seeks a high level of current income consistent with stability of principal.

The dominant influence on the government securities market during the period was the continued flattening of the U.S. Treasury yield curve. Rates on longer-term securities, however, did not rise as much, resulting in the narrowing, or flattening, of the difference. In a period of relatively low volatility, the premium applied to valuations on non-U.S. Treasury fixed income sectors declines, and investors may be rewarded for holding a disproportionate share of spread product - or securities with a yield advantage over treasuries. In this environment, the fund overweighted spread product and underweighted the more generic treasury and agency sectors. Mortgage-backed securities, with their embedded prepayment potential, tend to benefit the most in a period during which interest rates rise and volatility declines. The fund's largest overweight during the twelve-month period was in mortgage-backed securities. At the end of the fiscal year, Treasuries accounted for about 2.3% of net assets, compared to a 65% weighting in the fund's benchmark. At the end of the fiscal year, the fund's average duration - a primary indicator of interest-rate sensitivity - was 3.33 years and average maturity was 5.88 years.

The most noteworthy contributor to performance was security selection within the mortgage sector. Also aiding performance was the fund's bar-belled portfolio structure, which emphasized both shorter and longer-maturity securities and de-emphasized the intermediate part of the yield curve. The last significant contributor to performance was the fund's overall duration, which, in general, was somewhat shorter than the fund's benchmark index.

There were no major detractors from performance. The primary detractor from the fund's performance results versus the index was the fund's U.S. government agency security selection.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of April 30, 2006, and subject to change

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,008.63	$ 4.88
Class B	$ 1,000.00	$ 1,005.14	$ 8.40
Class C	$ 1,000.00	$ 1,005.14	$ 8.40
Class I	$ 1,000.00	$ 1,010.12	$ 3.44
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.93	$ 4.91
Class B	$ 1,000.00	$ 1,016.41	$ 8.45
Class C	$ 1,000.00	$ 1,016.41	$ 8.45
Class I	$ 1,000.00	$ 1,021.37	$ 3.46

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.98% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.09	$ 9.96	$ 10.22	$ 9.75	$ 9.59

Income from investment operations
Net investment income (loss)	0.32 [2]	0.24 [2]	0.19 [2]	0.39	0.48
Net realized and unrealized gains or losses on investments	(0.24)	0.19	(0.16)	0.43	0.16

Total from investment operations	0.08	0.43	0.03	0.82	0.64

Distributions to shareholders from
Net investment income	(0.36)	(0.30)	(0.29)	(0.35)	(0.48)

Net asset value, end of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Total return [3]	0.82%	4.37%	0.30%	8.50%	6.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,581	$93,826	$109,172	$146,427	$141,838
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.98%	1.00%	1.01%	0.95%	0.96%
Expenses excluding waivers/reimbursements and expense reductions	0.99%	1.00%	1.01%	0.95%	0.96%
Net investment income (loss)	3.18%	2.38%	1.86%	3.81%	4.91%
Portfolio turnover rate	53%	110%	55%	129%	121%

[1] As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies,
and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.09	$ 9.96	$ 10.22	$ 9.75	$ 9.59

Income from investment operations
Net investment income (loss)	0.24 [2]	0.17 [2]	0.12 [2]	0.31	0.42
Net realized and unrealized gains or losses on investments	(0.23)	0.19	(0.16)	0.43	0.15

Total from investment operations	0.01	0.36	(0.04)	0.74	0.57

Distributions to shareholders from
Net investment income	(0.29)	(0.23)	(0.22)	(0.27)	(0.41)

Net asset value, end of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Total return [3]	0.12%	3.64%	(0.40%)	7.69%	5.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,747	$25,452	$37,270	$59,362	$47,016
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.70%	1.71%	1.70%	1.71%
Expenses excluding waivers/reimbursements and expense reductions	1.69%	1.70%	1.71%	1.70%	1.71%
Net investment income (loss)	2.45%	1.67%	1.16%	3.04%	4.18%
Portfolio turnover rate	53%	110%	55%	129%	121%

[1] As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies,
and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.22%.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$10.09	$ 9.96	$ 10.22	$ 9.75	$ 9.59

Income from investment operations
Net investment income (loss)	0.25 [2]	0.17 [2]	0.12 [2]	0.31	0.41
Net realized and unrealized gains or losses on investments	(0.24)	0.19	(0.16)	0.43	0.16

Total from investment operations	0.01	0.36	(0.04)	0.74	0.57

Distributions to shareholders from
Net investment income	(0.29)	(0.23)	(0.22)	(0.27)	(0.41)

Net asset value, end of period	$ 9.81	$10.09	$ 9.96	$ 10.22	$ 9.75

Total return [3]	0.12%	3.64%	(0.40%)	7.69%	5.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,973	$9,820	$14,207	$26,013	$14,212
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.70%	1.71%	1.70%	1.71%
Expenses excluding waivers/reimbursements and expense reductions	1.69%	1.70%	1.71%	1.70%	1.71%
Net investment income (loss)	2.47%	1.67%	1.17%	2.99%	4.15%
Portfolio turnover rate	53%	110%	55%	129%	121%

[1] As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment
Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and
a decrease to the ratio of net investment income to average net assets of 0.22%.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I [1]	2006	2005	2004	2003	2002 [2]

Net asset value, beginning of period	$ 10.09	$ 9.96	$ 10.22	$ 9.75	$ 9.59

Income from investment operations
Net investment income (loss)	0.35 [3]	0.27 [3]	0.22 [3]	0.41	0.50
Net realized and unrealized gains or losses on investments	(0.24)	0.19	(0.16)	0.43	0.16

Total from investment operations	0.11	0.46	0.06	0.84	0.66

Distributions to shareholders from
Net investment income	(0.39)	(0.33)	(0.32)	(0.37)	(0.50)

Net asset value, end of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Total return	1.12%	4.68%	0.60%	8.77%	7.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$436,890	$436,431	$427,356	$489,565	$327,753
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.70%	0.71%	0.70%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.69%	0.70%	0.71%	0.70%	0.71%
Net investment income (loss)	3.48%	2.69%	2.15%	4.02%	5.16%
Portfolio turnover rate	53%	110%	55%	129%	121%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] As required, effective May 1, 2001, the Fund adopted the pr ovisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies,
and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.9%
FIXED-RATE 1.9%
FNMA:
6.18%, 06/01/2013	$ 4,465,309	$4,601,144
6.22%, 08/01/2012	4,088,558	4,229,777
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,460,000	1,539,570

Total Agency Commercial Mortgage-Backed Securities
(cost $10,883,782)		10,370,491

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 23.6%
FIXED-RATE 2.5%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	156,839	162,349
Ser. 2367, Class BC, 6.00%, 04/15/2016	84,755	84,869
Ser. H012, Class A2, 2.50%, 11/15/2008	2,326,830	2,264,913
FNMA, Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	10,999,715	11,076,227

		13,588,358

FLOATING-RATE 21.1%
FHLMC:
Ser. 1370, Class JA, 6.09%, 09/15/2022	375,749	377,380
Ser. 1498, Class I, 6.09%, 04/15/2023	229,246	233,426
Ser. 1533, Class FA, 6.04%, 06/15/2023	79,361	81,040
Ser. 1616, Class FB, 4.50%, 11/15/2008	1,315,132	1,316,632
Ser. 1671, Class TA, 5.44%, 02/15/2024	997,931	1,004,981
Ser. 1687, Class FA, 4.65%, 02/15/2009	5,538,937	5,501,942
Ser. 1699, Class FB, 5.938%, 03/15/2024	1,306,975	1,329,873
Ser. 2005-S001, Class 1A2, 4.97%, 09/25/2035 ##	7,509,489	7,543,357
Ser. 2005-S001, Class 2A2, 4.97%, 09/25/2035 ##	11,317,667	11,369,162
Ser. 2030, Class F, 5.40%, 02/15/2028	1,179,613	1,186,797
Ser. 2181, Class PF, 5.30%, 05/15/2029	540,028	544,412
Ser. 2380, Class FL, 5.50%, 11/15/2031	4,862,656	4,945,953
Ser. 2395, Class FD, 5.50%, 05/15/2029	1,694,843	1,724,028
Ser. 2481, Class FE, 5.90%, 03/15/2032	2,989,192	3,047,452
Ser. 2691, Class FC, 5.60%, 10/15/2033	2,932,808	2,933,453
FNMA:
Ser. 1993-221, Class FH, 6.07%, 12/25/2008	3,102,815	3,134,108
Ser. 1997-34, Class F, 5.62%, 10/25/2023	3,868,673	3,921,055
Ser. 1997-49, Class F, 5.44%, 06/17/2027	596,171	602,247
Ser. 1999-49, Class F, 5.36%, 05/25/2018	1,182,901	1,191,237
Ser. 2000-32, Class FM, 5.36%, 10/18/2030	624,955	630,603
Ser. 2001-53, Class CF, 5.36%, 10/25/2031	160,852	161,122
Ser. 2002-13, Class FE, 5.86%, 02/27/2031	1,580,722	1,625,978
Ser. 2002-67, Class FA, 5.96%, 11/25/2032 ##	8,579,353	8,874,226
Ser. 2002-68, Class FN, 5.36%, 10/18/2032 ##	6,177,579	6,214,521
Ser. 2002-77, Class F, 5.56%, 12/25/2032 ##	8,460,662	8,565,659
Ser. 2002-77, Class FA, 5.91%, 10/18/2030 ##	8,513,018	8,804,418
Ser. 2002-W5, Class A27, 5.46%, 11/25/2030 ##	5,212,073	5,217,337

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2003-W6, Class F, 5.31%, 09/25/2042 ##	$ 18,573,949	$18,771,204
Ser. G93, Class FH, 6.12%, 04/25/2023	191,857	197,842
GNMA:
Ser. 1999-40, Class FL, 5.51%, 02/17/2029	284,834	288,628
Ser. 2000-36, Class FG, 5.42%, 11/20/2030	559,286	563,821
Ser. 2001-22, Class FG, 5.26%, 05/16/2031	817,912	823,162
Ser. 2002-15, Class F, 5.46%, 02/16/2032	887,979	901,465

		113,628,521

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $126,141,831)		127,216,879

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 70.8%
FIXED-RATE 52.3%
FHLMC:
6.50%, 04/01/2022 - 09/01/2028	1,430,601	1,471,479
7.50%, 05/01/2027 - 08/01/2028	981,408	1,025,876
8.00%, 08/01/2023 - 11/01/2028	310,452	329,783
9.00%, 01/01/2017	113,899	121,968
9.50%, 09/01/2020	66,632	72,289
10.50%, 12/01/2019	185,676	206,152
15 year, 5.50%,TBA #	40,555,000	40,200,144
30 year:
5.50%, TBA #	49,500,000	48,092,319
6.00%, TBA #	25,000,000	24,921,875
FNMA:
4.98%, 01/01/2020	1,039,463	1,001,918
5.12%, 01/01/2016	2,579,502	2,500,698
5.39%, 01/01/2024 ##	3,989,570	3,869,723
5.54%, 04/01/2026 ##	12,500,000	12,267,581
5.55%, 09/01/2019 ##	7,292,520	7,298,354
5.70%, 03/01/2016 - 09/01/2017	2,538,691	2,543,409
6.00%, 02/01/2008 - 09/01/2013	592,721	598,995
6.50%, 01/01/2024	177,882	181,889
7.00%, 11/01/2026 - 02/01/2032	214,058	220,519
7.33%, 06/01/2028	1,476,193	1,570,138
7.50%, 07/01/2023 - 05/01/2027	584,700	608,808
8.00%, 10/01/2026 - 09/01/2028	407,229	434,334
8.50%, 07/01/2029 - 08/01/2029	70,816	76,406
9.50%, 02/01/2023	55,431	60,302
11.00%, 01/01/2016	93,615	101,148
11.25%, 02/01/2016	141,344	154,839
15 year:
4.50%, TBA #	10,000,000	9,521,880
5.50%, TBA #	24,900,000	24,713,250

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
30 year:
5.50%, TBA #	$ 20,000,000	$19,425,000
6.50%, TBA #	61,565,000	62,623,179
GNMA:
6.00%, 02/15/2009 - 05/20/2034	495,173	497,882
6.00%, 08/20/2034 ##	5,884,232	5,894,116
6.50%, 12/15/2025 - 09/20/2033	831,833	851,074
7.00%, 12/15/2022 - 05/15/2032	789,356	819,562
7.34%, 10/20/2021 - 09/20/2022	666,004	692,361
7.50%, 02/15/2022 - 06/15/2032	668,407	701,476
10.00%, 12/15/2018	73,733	81,276
SBA:
4.625%, 03/25/2027 ##	5,310,277	5,307,781
4.875%, 03/25/2035	1,201,293	1,200,728

		282,260,511

FLOATING-RATE 18.5%
FNMA:
3.83%, 11/01/2033 ##	9,397,855	9,426,881
4.53%, 07/01/2032 ##	5,722,379	5,762,400
4.59%, 06/01/2030 ##	3,531,363	3,547,627
4.73%, 11/01/2030	822,997	830,941
4.95%, 02/01/2032 - 07/01/2044 ##	30,226,341	30,650,902
5.00%, 09/01/2041 ##	13,547,564	13,681,994
5.15%, 06/01/2040 - 01/01/2041 ##	12,901,735	13,024,964
5.29%, 06/01/2040 ##	3,577,306	3,631,430
5.31%, 05/01/2007	541,344	539,730
SBA, 4.91%, 10/25/2029 - 11/25/2029 ##	18,551,185	18,390,509

		99,487,378

Total Agency Mortgage-Backed Pass Through Securities
(cost $383,071,014)		381,747,889

AGENCY REPERFORMING MORTGAGE-BACKED
PASS THROUGH SECURITIES 3.8%
FIXED-RATE 3.8%
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	3,299,219	3,443,461
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042 ##	5,068,884	5,147,046
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	593,540	620,006
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	2,306,105	2,380,107
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042 ##	1,384,912	1,412,666
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032 ##	7,356,824	7,463,203

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $21,213,680)		20,466,489

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.4%
SLMA, Ser. 1998-1, Class A2, FRN, 5.52%, 10/25/2011 (cost $2,173,319)	$ 2,158,144	$2,178,596

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.3%
FIXED-RATE 0.0%
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	143,032	144,482
Morgan Stanley Capital I, Inc., Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	55,225	55,250

		199,732

FLOATING-RATE 1.3%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CN2A, Class A1,
5.20%, 11/15/2019 144A	6,850,682	6,868,836

Total Commercial Mortgage-Backed Securities (cost $7,068,122)		7,068,568

CORPORATE BONDS 3.2%
FINANCIALS 2.3%
Capital Markets 1.6%
Goldman Sachs Capital I, 6.35%, 02/15/2034	5,000,000	4,811,550
JPMorgan Chase Capital XV, Ser. O, 5.875%, 03/15/2035	4,000,000	3,641,968

		8,453,518

Commercial Banks 0.7%
Westpac Capital Trust IV, 5.26%, 12/29/2049 144A	4,000,000	3,735,948

INFORMATION TECHNOLOGY 0.9%
Communications Equipment 0.9%
Cisco Systems, Inc., 5.50%, 02/22/2016	5,000,000	4,883,095

Total Corporate Bonds (cost $18,168,394)		17,072,561

U.S. GOVERNMENT & AGENCY OBLIGATIONS 17.1%
FHLB:
3.625%, 11/14/2008 (p)	10,000,000	9,633,770
3.875%, 06/15/2008 (p)	7,500,000	7,315,155
4.00%, 11/28/2007	5,000,000	4,999,250
4.10%, 06/13/2008	5,000,000	4,897,575
4.50%, 02/18/2015	5,000,000	4,673,445
FHLMC:
2.85%, 02/23/2007	8,000,000	7,853,064
4.125%, 10/18/2010 (p)	10,585,000	10,123,102
5.05%, 03/30/2007 ##	14,000,000	13,959,344
5.50%, 07/15/2006	8,000,000	8,004,584
5.80%, 09/02/2008	2,000,000	2,023,332
FNMA:
4.375%, 03/15/2013	5,000,000	4,737,935
4.625%, 10/15/2013	4,625,000	4,436,037
6.08%, 01/01/2019	9,245,341	9,355,545

Total U.S. Government & Agency Obligations (cost $94,858,125)		92,012,138

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Notes, 4.125%, 08/15/2010 (p) (cost $12,599,121)	12,500,000	12,127,938

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 3.6%
FIXED-RATE 3.6%
Chase Mtge. Fin. Corp., Ser. 2003-S15, Class 1A1, 6.00%, 01/25/2034	$ 4,834,294	$4,840,865
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	4,890,624
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	9,943,300

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $19,993,320)		19,674,789

WHOLE LOAN SUBORDINATE COLLATERALIZED
MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.66%, 03/25/2034
(cost $11,464,295)	11,498,431	11,144,279

SHORT-TERM INVESTMENTS 20.6%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 12.6%
FHLB, 4.625%, 07/18/2007	6,250,000	6,248,276
FNMA:
4.76%, 05/15/2006 †	25,000,000	24,954,500
4.80%, 05/01/2006 †	18,351,000	18,351,000
4.99%, 06/01/2006 † #	18,351,000	18,273,569

		67,827,345

	Shares	Value

MUTUAL FUND SHARES 8.0%
Evergreen Institutional U.S. Government Money Market Fund ø ##	15,249,585	15,249,585
Navigator Prime Portfolio (pp)	27,926,014	27,926,014

		43,175,599

Total Short-Term Investments (cost $111,002,944)		111,002,944

Total Investments (cost $818,637,947) 150.6%		812,083,561
Other Assets and Liabilities (50.6%)		(272,892,568)

Net Assets 100.0%		$539,190,993

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2006

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SBA	Small Business Administration
SLMA	Student Loan Marketing Association
TBA	To Be Announced

The following table shows the percent of total investments, excluding segregated cash and cash equivalents, by credit quality based on Moody's and Standard & Poor's ratings as of April 30, 2006 (unaudited):

AAA	96.3%
AA	1.5%
A	2.2%

100.0%

The following table shows the percent of total investments, excluding segregated cash and cash equivalents, by maturity as of April 30, 2006 (unaudited):

Less than 1 year	12.3%
1 to 3 year(s)	20.2%
3 to 5 years	16.4%
5 to 10 years	45.0%
10 to 20 years	3.8%
20 to 30 years	1.8%
Greater than 30 years	0.5%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $803,388,362)
including $27,420,650 of securities loaned	$796,833,976
Investments in affiliated money market fund, at value (cost $15,249,585)	15,249,585

Total investments	812,083,561
Principal paydown receivable	11,636
Receivable for Fund shares sold	1,644,139
Interest receivable	3,220,106
Receivable for securities lending income	685
Prepaid expenses and other assets	47,204

Total assets	817,007,331

Liabilities
Dividends payable	454,714
Payable for securities purchased	248,874,913
Payable for Fund shares redeemed	443,424
Payable for securities on loan	27,926,014
Advisory fee payable	17,954
Distribution Plan expenses payable	2,696
Due to other related parties	5,607
Accrued expenses and other liabilities	91,016

Total liabilities	277,816,338

Net assets	$539,190,993

Net assets represented by
Paid-in capital	$562,622,369
Overdistributed net investment income	(112,583)
Accumulated net realized losses on investments	(16,764,407)
Net unrealized losses on investments	(6,554,386)

Total net assets	$539,190,993

Net assets consists of
Class A	$77,581,188
Class B	16,746,958
Class C	7,972,701
Class I	436,890,146

Total net assets	$539,190,993

Shares outstanding (unlimited number of shares authorized)
Class A	7,908,487
Class B	1,707,228
Class C	812,755
Class I	44,537,739

Net asset value per share
Class A	$9.81
Class A - Offering price (based on sales charge of 4.75%)	$10.30
Class B	$9.81
Class C	$9.81
Class I	$9.81

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended April 30, 2006

Investment income
Interest	$21,388,193
Income from affiliate	1,464,158
Securities lending	110,156

Total investment income	22,962,507

Expenses
Advisory fee	2,239,342
Distribution Plan expenses
Class A	258,073
Class B	210,615
Class C	87,197
Administrative services fee	548,275
Transfer agent fees	699,507
Trustees' fees and expenses	16,897
Printing and postage expenses	39,801
Custodian and accounting fees	165,923
Registration and filing fees	47,412
Professional fees	30,799
Other	13,239

Total expenses	4,357,080
Less: Expense reductions	(11,472)
Expense reimbursements	(4,999)

Net expenses	4,340,609

Net investment income	18,621,898

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(4,671,940)
Net change in unrealized gains or losses on investments	(8,160,401)

Net realized and unrealized gains or losses on investments	(12,832,341)

Net increase in net assets resulting from operations	$5,789,557

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2006		2005

Operations
Net investment income		$ 18,621,898		$ 14,251,284
Net realized gains or losses
on investments		(4,671,940)		3,159,369
Net change in unrealized gains or losses
on investments		(8,160,401)		7,118,825

Net increase in net assets resulting
from operations		5,789,557		24,529,478

Distributions to shareholders from
Net investment income
Class A		(3,120,195)		(2,965,158)
Class B		(614,218)		(704,088)
Class C		(255,138)		(266,828)
Class I		(17,139,364)		(13,622,059)

Total distributions to shareholders		(21,128,915)		(17,558,133)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	507,784	5,065,300	765,453	7,679,760
Class B	109,329	1,090,670	189,529	1,894,320
Class C	90,706	901,624	76,240	764,033
Class I	9,381,313	93,471,908	9,710,308	97,626,122

		100,529,502		107,964,235

Net asset value of shares issued in
reinvestment of distributions
Class A	235,117	2,344,733	216,905	2,178,168
Class B	43,251	431,481	49,250	494,475
Class C	17,962	179,149	18,317	183,925
Class I	1,305,273	13,012,139	1,072,774	10,774,687

		15,967,502		13,631,255

Automatic conversion of Class B shares
to Class A shares
Class A	193,273	1,926,643	201,243	2,018,070
Class B	(193,273)	(1,926,643)	(201,243)	(2,018,070)

		0		0

Payment for shares redeemed
Class A	(2,329,972)	(23,251,180)	(2,843,943)	(28,505,120)
Class B	(775,496)	(7,741,833)	(1,256,644)	(12,576,689)
Class C	(269,482)	(2,692,909)	(547,658)	(5,485,159)
Class I	(9,418,352)	(93,809,678)	(10,428,161)	(104,475,823)

		(127,495,600)		(151,042,791)

Net decrease in net assets resulting
from capital share transactions		(10,998,596)		(29,447,301)

Total decrease in net assets		(26,337,954)		(22,475,956)
Net assets
Beginning of period		565,528,947		588,004,903

End of period		$ 539,190,993		$ 565,528,947

Overdistributed net investment income		$ (112,583)		$ (366,631)

See Notes to Financial Statements

19

STATEMENT OF CASH FLOWS

Year Ended April 30, 2006

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$5,789,557
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities (including mortgage dollar rolls)	(3,045,980,309)
Proceeds from disposition of investment securities (including mortgage dollar rolls)	3,025,478,760
Purchase of short-term investment securities	98,571,833
Decrease in interest receivable	452,251
Decrease in receivable for securities sold	51,153,137
Increase in receivable for Fund shares sold	(127,765)
Decrease in other assets	44,763
Decrease in payable for securities purchased	(116,319,890)
Increase in payable for Fund shares redeemed	217,978
Decrease in accrued expenses	(51,675)
Unrealized depreciation on investments	8,160,401
Net realized loss from investments	4,671,940

Net cash provided by operating activities	32,060,981

Cash Flows from Financing Activities:
Decrease in additional paid-in capital	(26,966,098)
Cash distributions paid	(5,094,883)

Net cash used in financing activities	(32,060,981)

Net increase in cash	0

Cash:
Beginning of year	0

End of year	$0

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to

22

NOTES TO FINANCIAL STATEMENTS continued

mortgage paydown gains and losses and premium amortization. During the year ended April 30, 2006, the following amounts were reclassified:

Overdistributed net investment income	$ 4,693,783
Accumulated net realized losses on investments	(4,693,783)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,999.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2006, EIS received $2,309 from the sale of Class A shares and $83,250, and $1,162 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

23

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2006:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$ 498,223,120	$ 29,662,910	$ 354,354,716	$ 26,713,230

During the year ended April 30, 2006, the Fund loaned securities to certain brokers. At April 30, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $27,420,650 and $27,926,014, respectively.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $819,412,396. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,007,961 and $8,336,796, respectively, with a net unrealized depreciation of $7,328,835.

As of April 30, 2006, the Fund had $9,812,099 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2014

$ 1,278,383	$ 4,853,705	$ 437,595	$ 1,202	$ 3,241,214

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and will elect to defer post-October losses of $6,177,859.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
Overdistributed	Unrealized	Carryovers and
Ordinary Income	Depreciation	Post-October Losses

$ 112,583	$ 7,328,835	$15,989,958

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to premium amortization.

24

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were $21,128,915 and $17,558,133 of ordinary income for the years ended April 30, 2006 and April 30, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small

25

NOTES TO FINANCIAL STATEMENTS continued

Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2006, and the related statement of operations and statement of cash flows for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Fund, as of April 30, 2006, the results of its operations, its cash flows, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1  Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
   Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
   P.O. Box 20083, Charlotte, NC 28202.

2  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
   Fund's investment advisor.

3  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566663 rv3  6/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 5 series of the Registrant’s annual financial statements for the fiscal years ended April 30, 2006 and April 30, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$122,200	$103,196
Audit -related fees	0	0

Audit and audit-related fees	122,200	103,196
Tax fees (1)	7,667	0
Non-audit fees (2)	950,575	615,575

Total fees	$1,080,442	$718,771

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 5, 2006